UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund
Convergence Market Neutral Fund

May 31, 2018

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	9

CONVERGENCE CORE PLUS FUND
SCHEDULE OF INVESTMENTS	18
SCHEDULE OF SECURITIES SOLD SHORT	25

CONVERGENCE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS	33
SCHEDULE OF SECURITIES SOLD SHORT	40

CONVERGENCE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS	47
SCHEDULE OF SECURITIES SOLD SHORT	54

STATEMENTS OF ASSETS AND LIABILITIES	61

STATEMENTS OF OPERATIONS	62

STATEMENTS OF CHANGES IN NET ASSETS
CONVERGENCE CORE PLUS FUND	63
CONVERGENCE OPPORTUNITIES FUND	64
CONVERGENCE MARKET NEUTRAL FUND	65

STATEMENTS OF CASH FLOWS	66

FINANCIAL HIGHLIGHTS
CONVERGENCE CORE PLUS FUND	68
CONVERGENCE OPPORTUNITIES FUND	70
CONVERGENCE MARKET NEUTRAL FUND	72

NOTES TO FINANCIAL STATEMENTS	73

NOTICE OF PRIVACY POLICY & PRACTICES	86

ADDITIONAL INFORMATION	87

Dear Shareholder:

We are pleased to provide the semiannual report of the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund for the period ended May 31, 2018.  We have been successfully managing our larger cap Convergence Core Plus Fund, incepted December 29, 2009, for over 8 years.  Additionally, our smaller cap focused Convergence Opportunities Fund is approaching its 5-year anniversary. Finally, our youngest fund, the Convergence Market Neutral Fund, has now been up and running for over 2 years.  All of our funds employ the Convergence systematic long/short investment approach which seeks to benefit from fundamentally strong companies outperforming their weak fundamental counterparts. Over the long term, our funds strive for strong total returns with the potential for downside risk mitigation through an active short.

We manage all of our mutual funds with the philosophy that over the long term, strong “fundamentals” outperform weak “fundamentals.”  Moreover, our funds all utilize the Convergence proprietary stock ranking process which analyzes the domestic investment universe and helps to identify, quantify and rank strong and weak fundamentals.

The current economic expansion is shaping up to be one of the longest in U.S. history and continues to show areas of growth along with a couple areas of concern.  The late-cycle characteristics of strong growth and low unemployment combined with rising interest rates and inflation have the potential to create sizeable opportunities for a fundamental stock selection approach.  As students of the markets we know from history that when free or cheap money is provided broadly to market participants, unintended consequences can happen.  Even the behavior of investors changes as companies with little, or even negative, cash flow are rewarded by higher risk-taking behaviors.  However, as hurdles increase due to rising interest rates, the attitude of investors changes.  Positive cash flow companies typically triumph over companies with negative cash flows and high debt burdens.  Rising interest rates tend to bring company fundamentals into reconciliation.  That is an environment that we get very excited about as fundamentally focused long-short managers.

We are pleased to report that over the twelve months ended May 31, 2018, our strategies all delivered positive absolute returns.  Our larger cap focused funds, the Convergence Core Plus Fund (MARNX) and Convergence Market Neutral Fund (CPMNX) both notably outperformed their benchmarks while the small cap focused Convergence Opportunities Fund lagged its benchmark.  When looking more closely at the past twelve months there were some notable themes that explain the performance differences between our three mutual funds.

Price Momentum was the strongest performing factor over the past year, in both the large and small cap universes.  This should be unsurprising given that a few large “tech” names have dominated the news and driven index performance.  The next two best performing factors were Accelerating Sales Growth and Expected Growth.  Accelerating Sales Growth looks at historical revenue figures and favors companies that have delivered on sales while Expected Growth looks primarily at analysts’ long-term growth forecasts.  These three factors were the biggest contributors to returns across all three of our funds.  It is important to note that the magnitude of the returns of these factors was quite different when comparing the large and small cap universes.  In the small cap space these factors contributed only 60% as much as they did in the larger cap universe.  This explains why our larger cap focused funds notably outperformed while our small cap fund lagged.  The factors that detracted the largest from the performance of all three funds were Economic Size, Traditional Value and Low Risk.  The largest producers of Sales, Cash Flow and Earnings (Economic Size) were outperformed by their smallest counterparts by 600 basis points (900 basis points in small cap universe) which we believe shows the risk-taking theme was prevalent during the past year.  This view is supported by our Low Risk factor generating negative spread during the year.

These factor performance differences demonstrate a benefit of the fundamental factor diversification that we employ at Convergence. While it is unlikely for all fundamental tilts to generate a positive spread in short time periods, we believe these fundamental spreads, based on sound economic principles, produce real wealth for investors over time (shown by our research) as they provide their complimentary attributes.  We remain steadfast to our philosophy that strong fundamentals win in the long run.

Convergence Core Plus Fund Performance

The objective of the Convergence Core Plus Fund is to seek long-term capital growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of larger cap domestic and foreign companies with medium and large market capitalizations. The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

The Convergence Core Plus Fund’s Institutional Class has advanced cumulatively 204.35% net of fees from December 29, 2009 (its inception) through May 31, 2018, versus the Russell 3000® Total Return Index at 187.92%

Average Annual Total Returns (net of fees)
						Since
	One		One	Three	Five	Inception
Through May 31, 2018	Month	YTD	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	3.38%	4.38%	20.75%	10.86%	11.50%	14.13%
Russell 3000® Total
Return Index	2.82%	2.55%	15.06%	10.72%	12.85%	13.38%

						Since
			One	Three	Five	Inception
Through March 31, 2018	Quarter*	YTD*	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	-0.27%	-0.27%	15.19%	9.27%	11.96%	13.81%
Russell 3000® Total
Return Index	-0.64%	-0.64%	13.81%	10.22%	13.03%	13.24%

Institutional Class inception = 12/29/2009

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.11%, the Expense Ratio net of dividends on short positions is 1.28%.

Periods less than 12 months are not annualized.

*1/1/18 – 3/31/18

Convergence Opportunities Fund Performance

The objective of the Convergence Opportunities Fund is to seek long-term capital growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of domestic and foreign companies with small and medium market capitalizations.  The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market.  Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

Since its November 29, 2013 inception, the Convergence Opportunities Fund has advanced cumulatively 36.66% net of fees, while the Russell 2000® Total Return Index was up 51.99% cumulatively over the same period ended May 31, 2018.

Average Annual Total Returns (net of fees)

						Since
	One		One	Three	Five	Inception
Through May 31, 2018	Month	YTD	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	3.45%	-0.91%	12.93%	7.45%	N/A	7.18%
Russell 2000® Total
Return Index	6.07%	6.90%	20.76%	10.98%	N/A	9.75%

						Since
			One	Three	Five	Inception
Through March 31, 2018	Quarter*	YTD*	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	-1.82%	-1.82%	10.05%	6.26%	N/A	7.24%
Russell 2000® Total
Return Index	-0.08%	-0.08%	11.79%	8.39%	N/A	8.44%

Institutional Class inception = 11/29/2013

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.35%, the Expense Ratio net of dividends on short positions is 1.34%.

Periods less than 12 months are not annualized.

*1/1/18 – 3/31/18

Convergence Market Neutral Fund Performance

The objective of the Convergence Market Neutral Fund is to seek positive absolute returns.  The Market Neutral Fund is intended to produce returns uncorrelated to the stock market, aiding diversification while striving to improve risk adjusted returns.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price).  The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle.  The Fund focuses primarily on companies with medium and large market capitalizations. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness (and unattractiveness) of the companies within each industry group.

The Convergence Market Neutral Fund was up cumulatively 11.90% net of fees from its January 29, 2016, inception through May 31, 2018.

Average Annual Total Returns (net of fees)

					Since
	One		One	Three	Inception
Through May 31, 2018	Month	YTD	Year	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	1.08%	3.52%	10.14%	N/A	4.93%
ICE BofA Merrill Lynch
3 Month U.S. Treasury Bill Index	0.15%	0.64%	1.28%	N/A	0.78%
S&P 500 TR Index	2.41%	2.02%	14.38%	N/A	17.72%

					Since
					Inception
Through March 31, 2018	Quarter*	YTD*	One Year	Three Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	1.76%	1.76%	7.63%	N/A	4.49%
ICE BofA Merrill Lynch
3 Month U.S. Treasury Bill Index	0.35%	0.35%	1.11%	N/A	0.71%
S&P 500 TR Index	-0.76%	-0.76%	13.99%	N/A	17.71%

Institutional Class inception = 1/29/2016

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund is 2.89%, the Net Expense Ratio is 2.48% and the Net Expense Ratio excluding dividends on short positions is 1.51%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of front-end or contingent deferred loads, 12b-1 plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fees and expenses or extraordinary expenses such as litigation) for the Fund does not exceed 1.50% of the Fund’s average net assets through at least March 31, 2019. The Net Expense Ratio is applicable to investors.

Periods less than 12 months are not annualized.

*1/1/18 – 3/31/18

The Convergence fundamental stock picking methodology leads us toward holdings in the long portfolios with strong cash flow, earnings, profits and other desirable financial characteristics.  In addition, these favorable portfolio statistics are achieved without overpaying in terms of valuation.  Our research has shown that, over time, companies with these characteristics have the potential to reward investors as these are signs of healthy and growing companies with competitively strong business models.  Separately, the Convergence process also identifies companies with weak or declining fundamentals, and our research has shown this to be effective in sourcing alpha from shorting.

In closing remember, “Always stick to fundamentals!” Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Disclosures

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro, and medium capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index.

The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500 TR Index an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees. You cannot invest directly in an index.

Cash flow or free cash flow represents the cash a company can generate after required investment to maintain or expand its asset base. It is a measurement of a company’s financial performance and health.  It is calculated as operating cash flow minus capital expenditures.

Basis point (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument. The relationship between percentage changes and basis points can be summarized as follows: 1% change = 100 basis points, and 0.01% = 1 basis point.

Alpha is used in finance as a measure of performance.  Alpha, often considered the active return on an investment, gauges the performance of an investment against a market index or benchmark which is considered to represent the market’s movement as a whole.  The excess return of an investment relative to the return of a benchmark index is the investment’s alpha.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17 – 5/31/18).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Core Plus Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual**	$1,000.00	$1,061.70	$11.46
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.81	$11.20

*
Expenses are equal to the Fund’s annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.27%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.53.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.39.

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual**	$1,000.00	$ 984.60	$12.96
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.87	$13.14

*
Expenses are equal to the Fund’s annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.37%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.78.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.89.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual**	$1,000.00	$1,040.90	$13.18
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.02	$12.99

*
Expenses are equal to the Fund’s annualized expense ratio of 2.59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.63.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Core Plus Fund generally considers companies with medium and large market capitalizations to be those that comprise the upper half of the Russell 3000® Total Return Index. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2018

		Russell 3000®
	Institutional	Total Return
	Class Shares	Index
One Year	20.75%	15.06%
Three Year	10.86%	10.72%
Five Year	11.50%	12.85%
Since Inception (12/29/09)	14.13%	13.38%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000® Total Return Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2018

		Russell 2000®
	Institutional	Total Return
	Class Shares	Index
One Year	12.93%	20.76%
Three Year	7.45%	10.98%
Since Inception (11/29/13)	7.18%	9.75%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000® Total Return Index is a subset of the Russell 3000® Total Return Index.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Excludes securities lending collateral.

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2018

		ICE BofA
		Merrill Lynch
		3 Month
	Institutional	U.S. Treasury
	Class Shares	Bill Index
One Year	10.14%	1.28%
Since Inception (1/29/16)	4.93%	0.78%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS* 131.56%

Accommodation 0.62%
Penn National Gaming, Inc. (a)	21,327	$726,824

Administrative and Support Services 0.76%
ASGN, Inc. (a)	4,946	380,842
TriNet Group, Inc. (a)	9,542	511,833
		892,675

Air Transportation 0.91%
United Continental Holdings, Inc. (a)	15,401	1,071,756

Ambulatory Health Care Services 0.84%
DaVita, Inc. (a)	14,752	986,024

Amusement, Gambling, and Recreation Industries 0.78%
Las Vegas Sands Corp.	11,335	913,714

Broadcasting (except Internet) 1.05%
Walt Disney Co.	12,424	1,235,815

Building Material and Garden Equipment 1.49%
Home Depot, Inc.	9,369	1,747,787

Chemical Manufacturing 8.74%
AbbVie, Inc.	30,733	3,040,723
CF Industries Holdings, Inc.	19,792	814,243
Eli Lilly & Co.	14,234	1,210,459
LyondellBasell Industries NV – Class A (b)	6,762	758,155
Pfizer, Inc.	81,626	2,932,822
Trinseo SA (b)(c)	10,092	729,652
Zoetis, Inc.	8,993	752,714
		10,238,768

Clothing and Clothing Accessories Stores 0.83%
Signet Jewelers Ltd. (b)	22,648	973,864

Computer and Electronic Product Manufacturing 14.97%
Alphabet, Inc. – Class C (a)	1,422	1,542,856
Apple, Inc.	19,308	3,608,086
Bruker Corp.	25,472	771,037
Cisco Systems, Inc.	28,157	1,202,585
Danaher Corp.	10,915	1,083,642
Intel Corp.	30,066	1,659,643

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 14.97% (Continued)
Micron Technology, Inc. (a)	40,385	$2,325,771
NetApp, Inc.	22,819	1,558,995
NVIDIA Corp.	2,116	533,634
ON Semiconductor Corp. (a)	76,654	1,926,315
Tech Data Corp. (a)	15,180	1,317,776
		17,530,340

Construction of Buildings 0.49%
PulteGroup, Inc.	19,028	575,597

Credit Intermediation and Related Activities 12.85%
Ameriprise Financial, Inc.	10,250	1,420,958
Bank of America Corp.	88,727	2,576,631
Bank of New York Mellon Corp.	23,466	1,284,764
BB&T Corp.	11,632	610,680
Capital One Financial Corp.	15,162	1,425,228
Citigroup, Inc.	33,580	2,239,450
Citizens Financial Group, Inc.	11,475	468,754
Fifth Third Bancorp	29,615	905,627
JPMorgan Chase & Co.	21,361	2,285,840
Regions Financial Corp.	41,517	757,270
SunTrust Banks, Inc.	7,737	522,325
Zions Bancorporation	10,355	567,558
		15,065,085

Data Processing, Hosting and Related Services 1.71%
Visa, Inc. – Class A	15,309	2,001,192

Electrical Equipment, Appliance, and
Component Manufacturing 1.83%
Generac Holdings, Inc. (a)	14,851	743,887
Integer Holdings Corp. (a)	21,348	1,408,968
		2,152,855

Electronics and Appliance Stores 1.02%
Best Buy Company, Inc.	17,485	1,193,351

Fabricated Metal Product Manufacturing 0.49%
Pentair PLC (b)	13,123	572,688

Food Manufacturing 4.02%
Archer-Daniels-Midland Co.	27,116	1,185,512
General Mills, Inc.	32,845	1,389,015

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Food Manufacturing 4.02% (Continued)
Post Holdings, Inc. (a)	14,152	$1,087,864
Tyson Foods, Inc. – Class A	15,443	1,041,939
		4,704,330

Food Services and Drinking Places 1.79%
Bloomin’ Brands, Inc.	29,391	623,677
Brinker International, Inc.	15,911	695,788
Hyatt Hotels Corp. – Class A	9,571	782,238
		2,101,703

Furniture and Home Furnishings Stores 1.14%
Restoration Hardware Outlet (a)(c)	13,641	1,333,135

General Merchandise Stores 2.45%
Kohl’s Corp.	22,265	1,486,189
Wal-Mart, Inc.	16,708	1,379,078
		2,865,267

Hospitals 1.88%
HCA Heathcare, Inc.	8,094	834,815
Tenet Healthcare Corp. (a)	38,462	1,362,709
		2,197,524

Insurance Carriers and Related Activities 5.71%
American National Insurance Co.	6,681	795,039
Arthur J. Gallagher & Co.	13,160	872,245
Humana, Inc.	4,478	1,303,008
Lincoln National Corp.	9,966	660,646
Progressive Corp.	13,500	838,215
Prudential Financial, Inc.	8,705	842,992
UnitedHealth Group, Inc.	5,737	1,385,544
		6,697,689

Leather and Allied Product Manufacturing 0.41%
Deckers Outdoor Corp. (a)	4,203	475,611

Machinery Manufacturing 4.10%
Caterpillar, Inc.	16,058	2,439,371
Gardner Denver Holdings, Inc. (a)	12,817	421,295
Ingersoll-Rand PLC (b)(c)	7,561	661,890
SPX FLOW, Inc. (a)	14,186	618,084
Terex Corp.	16,964	671,435
		4,812,075

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Management of Companies and Enterprises 0.82%
AES Corp.	75,113	$957,691

Merchant Wholesalers, Durable Goods 1.67%
Builders FirstSource, Inc. (a)	29,434	576,318
WESCO International, Inc. (a)	11,151	661,812
WestRock Co.	12,284	723,282
		1,961,412

Merchant Wholesalers, Nondurable Goods 2.18%
Nu Skin Enterprises, Inc. – Class A	14,799	1,211,890
Performance Food Group Co. (a)	37,322	1,334,261
		2,546,151

Mining (except Oil and Gas) 0.68%
Freeport-McMoRan, Inc. – Class B	47,255	798,610

Miscellaneous Manufacturing 2.03%
Acushnet Holdings Corp.	18,698	447,069
Estee Lauder Companies, Inc. – Class A	6,159	920,401
Intuitive Surgical, Inc. (a)	2,201	1,011,734
		2,379,204

Motion Picture and Sound Recording Industries 1.25%
Netflix, Inc. (a)	4,161	1,463,008

Nonstore Retailers 2.17%
Amazon.com, Inc. (a)	915	1,491,102
WW Grainger, Inc.	3,406	1,052,420
		2,543,522

Oil and Gas Extraction 1.30%
Phillips 66	13,057	1,521,010

Performing Arts, Spectator Sports, and Related Industries 0.96%
Viacom, Inc. – Class B	41,542	1,125,789

Petroleum and Coal Products Manufacturing 5.55%
Chevron Corp.	10,760	1,337,468
CVR Energy, Inc. (c)(d)	32,122	1,211,963
HollyFrontier Corp.	16,272	1,255,873
Marathon Petroleum Corp.	16,323	1,290,007
Valero Energy Corp.	11,606	1,406,646
		6,501,957

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Primary Metal Manufacturing 1.21%
Alcoa Corp. (a)	15,219	$731,577
Reliance Steel & Aluminum Co.	7,420	694,289
		1,425,866

Professional, Scientific, and Technical Services 13.93%
Amgen, Inc.	15,281	2,744,773
Aspen Technology, Inc. (a)	22,536	2,101,707
Biogen, Inc. (a)	1,729	508,257
CACI International, Inc. – Class A (a)	11,475	1,912,309
F5 Networks, Inc. (a)	8,372	1,449,277
Insperity, Inc.	7,784	716,128
International Business Machines Corp.	12,708	1,795,767
Omnicom Group, Inc.	16,439	1,184,923
Syntel, Inc. (a)	52,285	1,646,978
VMware, Inc. – Class A (a)(c)	16,416	2,256,872
		16,316,991

Publishing Industries (except Internet) 8.77%
CA, Inc.	62,111	2,219,847
Citrix Systems, Inc. (a)	17,909	1,891,549
Fortinet, Inc. (a)	36,795	2,251,119
Microsoft Corp.	21,460	2,121,106
Oracle Corp.	38,453	1,796,524
		10,280,145

Rail Transportation 1.05%
Genesee & Wyoming, Inc. (a)	15,721	1,227,967

Real Estate 1.51%
CBRE Group, Inc. – Class A (a)	13,529	624,905
Jones Lang LaSalle, Inc.	4,196	687,136
Realogy Holdings Corp.	19,054	453,295
		1,765,336

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.51%
Federated Investors, Inc. – Class B	51,871	1,258,909
Legg Mason, Inc.	38,822	1,446,896
Morgan Stanley	28,024	1,405,123
		4,110,928

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Support Activities for Mining 1.21%
ConocoPhillips	21,016	$1,416,268

Support Activities for Transportation 0.96%
XPO Logistics, Inc. (a)	10,724	1,128,701

Telecommunications 2.23%
AT&T, Inc.	80,941	2,616,013

Transportation Equipment Manufacturing 4.62%
Allison Transmission Holdings, Inc.	13,683	565,245
Boeing Co.	8,026	2,826,436
Brunswick Corp.	9,154	582,194
Ford Motor Co.	60,110	694,271
Lear Corp.	3,735	739,530
		5,407,676

Utilities 3.07%
CenterPoint Energy, Inc.	26,470	691,661
Entergy Corp.	12,128	981,276
Exelon Corp.	24,581	1,017,408
Vistra Energy Corp. (a)	36,819	903,170
		3,593,515
TOTAL COMMON STOCKS (Cost $127,154,257)		154,153,429

REAL ESTATE INVESTMENT TRUSTS* 3.50%
First Industrial Realty Trust, Inc.	18,029	593,694
GEO Group, Inc.	15,830	392,584
Mack-Cali Realty Corp.	25,741	508,900
Outfront Media, Inc.	24,727	490,584
Park Hotels & Resorts, Inc.	20,001	644,432
Piedmont Office Realty Trust, Inc. – Class A	25,388	487,957
Prologis, Inc.	6,562	422,265
Xenia Hotels & Resorts, Inc.	22,310	561,543
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,694,566)		4,101,959

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 1.09%
Money Market Fund 1.09%
First American Government Obligations
Fund, Class Y, 1.340% (c)(e)	1,272,000	1,272,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $1,272,000)		1,272,000

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.51%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 1.640% (c)(e)	594,756	$594,756
TOTAL SHORT-TERM INVESTMENTS (Cost $594,756)		594,756
Total Investments (Cost $132,715,579) 136.66%		160,122,144
Liabilities in Excess of Other Assets (36.66)%		(42,951,162)
TOTAL NET ASSETS 100.00%		$117,170,982

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $153,423,558, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of May 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2018 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (47.15)%

COMMON STOCKS (43.96)%

Accommodation (0.16)%
Caesars Entertainment Corp.	(15,860)	$(192,699)

Administrative and Support Services (1.34)%
ABM Industries, Inc.	(4,843)	(137,832)
Automatic Data Processing, Inc.	(4,476)	(581,969)
Equifax, Inc.	(1,065)	(121,367)
Gartner, Inc.	(4,413)	(585,782)
WageWorks, Inc.	(3,070)	(145,672)
		(1,572,622)

Air Transportation (0.26)%
Spirit Airlines, Inc.	(8,177)	(300,014)

Ambulatory Health Care Services (0.70)%
LHC Group, Inc.	(5,102)	(392,701)
Spark Therapeutics, Inc.	(5,326)	(424,961)
		(817,662)

Beverage and Tobacco Product Manufacturing (0.31)%
Philip Morris International, Inc.	(4,626)	(367,952)

Broadcasting (except Internet) (0.85)%
Cable One, Inc.	(449)	(291,509)
Charter Communications, Inc. – Class A	(1,406)	(367,022)
DISH Network Corp. – Class A	(11,483)	(339,323)
		(997,854)

Chemical Manufacturing (3.92)%
ACADIA Pharmaceuticals, Inc.	(11,915)	(215,662)
Aerie Pharmaceuticals, Inc.	(5,697)	(292,256)
Albemarle Corp.	(2,015)	(188,342)
Clovis Oncology, Inc.	(6,268)	(294,345)
Colgate-Palmolive Co.	(5,837)	(368,256)
Coty, Inc. – Class A	(27,655)	(366,429)
DowDuPont, Inc.	(3,466)	(222,205)
FMC Corp.	(2,390)	(208,145)
Heron Therapeutics, Inc.	(11,381)	(371,020)
Medicines Co.	(9,306)	(315,101)
Platform Specialty Products Corp.	(17,723)	(213,739)
Puma Biotechnology, Inc.	(4,547)	(240,764)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Chemical Manufacturing (3.92)% (Continued)
Sage Therapeutics, Inc.	(1,640)	$(250,412)
Seattle Genetics, Inc.	(4,005)	(242,262)
TESARO, Inc.	(3,794)	(173,651)
Trex Company, Inc.	(2,520)	(296,932)
Ultragenyx Pharmaceutical, Inc.	(4,620)	(338,184)
		(4,597,705)

Clothing and Clothing Accessories Stores (0.43)%
Tiffany & Co.	(3,826)	(500,364)

Computer and Electronic Product Manufacturing (4.46)%
Advanced Micro Devices, Inc.	(32,664)	(448,476)
Analog Devices, Inc.	(4,393)	(426,912)
Coherent, Inc.	(3,107)	(519,024)
Guidewire Software, Inc.	(6,249)	(580,157)
Halyard Health, Inc.	(7,330)	(402,417)
Hologic, Inc.	(8,440)	(319,792)
Inphi Corp.	(12,551)	(423,973)
Johnson Controls International PLC (a)	(6,853)	(229,987)
MACOM Technology Solutions Holdings, Inc.	(13,510)	(304,651)
MaxLinear, Inc.	(15,727)	(288,590)
Mercury Systems, Inc.	(7,061)	(260,763)
Monolithic Power Systems, Inc.	(3,212)	(423,374)
ViaSat, Inc.	(9,463)	(592,478)
		(5,220,594)

Construction of Buildings (0.25)%
Lennar Corp. – Class A	(2,724)	(140,940)
MDC Holdings, Inc.	(4,852)	(153,226)
		(294,166)

Couriers and Messengers (0.27)%
United Parcel Service, Inc. – Class B	(2,701)	(313,640)

Credit Intermediation and Related Activities (3.22)%
Bank of Hawaii Corp.	(2,712)	(230,330)
Columbia Banking Systems, Inc.	(5,979)	(254,227)
First Horizon National Corp.	(19,191)	(355,801)
First Republic Bank	(5,873)	(584,951)
Flagstar Bancorp, Inc.	(7,207)	(250,732)
Home BancShares, Inc.	(13,350)	(307,317)
Pinnacle Financial Partners, Inc.	(6,336)	(424,829)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities (3.22)% (Continued)
Signature Bank	(3,731)	$(475,665)
Sterling Bancorp	(14,038)	(344,633)
Towne Bank	(7,980)	(252,567)
Valley National Bancorp	(23,511)	(298,825)
		(3,779,877)

Data Processing, Hosting and Related Services (0.48)%
ExlService Holdings, Inc.	(10,000)	(566,900)

Electrical Equipment, Appliance, and
Component Manufacturing (0.87)%
iRobot Corp.	(1,750)	(109,218)
Littelfuse, Inc.	(2,741)	(594,934)
Woodward, Inc.	(4,216)	(319,446)
		(1,023,598)

Fabricated Metal Product Manufacturing (0.25)%
Mueller Industries, Inc.	(9,670)	(292,034)

Food Manufacturing (1.29)%
Hain Celestial Group, Inc.	(13,998)	(357,229)
Kraft Heinz Co.	(6,513)	(374,367)
McCormick & Company, Inc.	(4,162)	(420,362)
Pinnacle Foods, Inc.	(5,600)	(358,064)
		(1,510,022)

Food Services and Drinking Places (0.53)%
Casey’s General Stores, Inc.	(4,316)	(417,789)
McDonald’s Corp.	(1,225)	(196,012)
		(613,801)

Furniture and Home Furnishings Stores (0.77)%
At Home Group, Inc.	(13,527)	(468,170)
Floor & Decor Holdings, Inc. – Class A	(9,141)	(429,627)
		(897,797)

General Merchandise Stores (0.28)%
PriceSmart, Inc.	(3,907)	(330,728)

Insurance Carriers and Related Activities (1.03)%
Arch Capital Group Ltd. (a)	(2,853)	(223,818)
Chubb Ltd. (a)	(1,733)	(226,486)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities (1.03)% (Continued)
Everest Re Group Ltd. (a)	(1,050)	$(236,555)
Marsh & Mclennan Companies, Inc.	(3,550)	(285,313)
ProAssurance Corp.	(5,991)	(230,054)
		(1,202,226)

Machinery Manufacturing (1.17)%
Colfax Corp.	(9,616)	(294,057)
II-VI, Inc.	(12,330)	(541,903)
John Bean Technologies Corp.	(3,352)	(295,982)
Middleby Corp.	(2,400)	(239,088)
		(1,371,030)

Merchant Wholesalers, Durable Goods (0.93)%
Dorman Products, Inc.	(3,365)	(217,110)
Fortune Brands Home & Security, Inc.	(4,483)	(251,810)
Henry Schein, Inc.	(4,664)	(322,749)
Watsco, Inc.	(1,613)	(296,824)
		(1,088,493)

Merchant Wholesalers, Nondurable Goods (0.70)%
Aimmune Therapeutics, Inc.	(5,290)	(175,046)
Atara Biotherapeutics, Inc.	(3,990)	(198,702)
Global Blood Therapeutics, Inc.	(5,582)	(268,773)
PQ Group Holdings, Inc.	(10,864)	(178,387)
		(820,908)

Mining (except Oil and Gas) (0.32)%
Martin Marietta Materials, Inc.	(924)	(205,932)
Vulcan Materials Co.	(1,336)	(170,661)
		(376,593)

Miscellaneous Manufacturing (2.20)%
Cooper Companies, Inc.	(1,662)	(376,127)
iRhythm Technologies, Inc.	(5,144)	(391,098)
Mattel, Inc.	(9,621)	(149,318)
National Vision Holdings, Inc.	(14,897)	(542,251)
Nevro Corp.	(3,739)	(294,222)
Stryker Corp.	(2,145)	(373,273)
Wright Medical Group NV (a)	(17,875)	(446,160)
		(2,572,449)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Motion Picture and Sound Recording Industries (0.49)%
Take-Two Interactive Software, Inc.	(5,083)	$(569,703)

Motor Vehicle and Parts Dealers (0.39)%
CarMax, Inc.	(6,637)	(457,422)

Nonstore Retailers (0.43)%
Liberty Expedia Holdings, Inc. – Class A	(11,635)	(505,075)

Nursing and Residential Care Facilities (0.18)%
Eldorado Resorts, Inc.	(4,635)	(209,502)

Oil and Gas Extraction (0.90)%
Callon Petroleum Co.	(26,018)	(308,053)
Jagged Peak Energy, Inc.	(31,953)	(385,034)
Parsley Energy, Inc. – Class A	(12,265)	(361,572)
		(1,054,659)

Other Information Services (0.67)%
Chegg, Inc.	(7,736)	(216,376)
Zillow Group, Inc. – Class A	(9,759)	(568,364)
		(784,740)

Performing Arts, Spectator Sports, and Related Industries (0.18)%
Scientific Games Corp. – Class A	(3,584)	(212,531)

Petroleum and Coal Products Manufacturing (0.15)%
Valvoline, Inc.	(8,493)	(173,597)

Pipeline Transportation (0.44)%
New Jersey Resources Corp.	(5,557)	(246,731)
South Jersey Industries, Inc.	(8,373)	(277,314)
		(524,045)

Plastics and Rubber Products Manufacturing (0.10)%
Newell Brands, Inc.	(5,101)	(120,282)

Primary Metal Manufacturing (0.47)%
Finisar Corp.	(33,746)	(547,023)

Printing and Related Support Activities (0.34)%
Centennial Resource Development, Inc. – Class A	(22,476)	(395,578)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services (1.84)%
Diebold Nixdorf, Inc.	(29,770)	$(342,355)
Jacobs Engineering Group, Inc.	(4,252)	(275,530)
Macquarie Infrastructure Corp.	(7,666)	(296,674)
Okta, Inc. – Class A	(11,620)	(653,160)
Trade Desk, Inc. – Class A	(6,945)	(594,006)
		(2,161,725)

Publishing Industries (except Internet) (2.13)%
Cogent Communications Holdings, Inc.	(9,011)	(461,363)
Ellie Mae, Inc.	(7,134)	(758,273)
LogMeIn, Inc.	(3,911)	(421,997)
New York Times Co. – Class A	(12,191)	(277,345)
SailPoint Technologies Holding, Inc.	(22,424)	(585,042)
		(2,504,020)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (2.87)%
Alarm.com Holdings, Inc.	(13,305)	(591,141)
Aramark	(5,450)	(211,569)
CBOE Global Markets, Inc.	(3,698)	(360,777)
Enstar Group Ltd. (a)	(1,200)	(243,900)
MarketAxess Holdings, Inc.	(2,065)	(441,187)
Moelis & Co. – Class A	(7,198)	(426,482)
Syneos Health, Inc. – Class A	(10,470)	(450,210)
Worldpay, Inc. – Class A	(8,022)	(637,508)
		(3,362,774)

Support Activities for Mining (1.35)%
C&J Energy Services, Inc.	(12,433)	(334,696)
Cleveland-Cliffs, Inc.	(22,346)	(189,047)
Ensco PLC – Class A (a)	(53,038)	(344,747)
Keane Group, Inc.	(22,116)	(323,999)
SemGroup Corp. – Class A	(15,346)	(388,254)
		(1,580,743)

Support Activities for Transportation (0.43)%
Expedia, Inc.	(4,155)	(502,880)

Telecommunications (0.87)%
Blucora, Inc.	(14,805)	(561,850)
CenturyLink, Inc.	(24,878)	(453,277)
		(1,015,127)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Transportation Equipment Manufacturing (0.85)%
Navistar International Corp.	(8,030)	$(300,643)
REV Group, Inc.	(12,645)	(214,459)
Sun Hydraulics Corp.	(5,023)	(249,944)
Tesla, Inc.	(806)	(229,493)
		(994,539)

Truck Transportation (0.26)%
Knight-Swift Transportation Holdings, Inc. – Class A	(7,524)	(306,076)

Utilities (1.23)%
Aqua America, Inc.	(7,180)	(249,146)
Cheniere Energy, Inc.	(5,932)	(395,190)
Dominion Energy, Inc.	(3,939)	(252,845)
NiSource, Inc.	(12,621)	(319,311)
PPL Corp.	(8,192)	(223,805)
		(1,440,297)

Waste Management and Remediation Services (0.12)%
Stericycle, Inc.	(2,240)	(142,240)

Wood Product Manufacturing (0.28)%
American Woodmark Corp.	(3,157)	(325,487)
TOTAL COMMON STOCKS (Proceeds $53,847,359)		(51,511,793)

REAL ESTATE INVESTMENT TRUSTS (3.19)%
Alexandria Real Estate Equities, Inc.	(1,301)	(162,521)
American Campus Communities, Inc.	(3,351)	(134,375)
Apollo Commercial Real Estate Finance, Inc.	(25,326)	(470,811)
Columbia Property Trust, Inc.	(7,290)	(161,255)
Crown Castle International Corp.	(1,317)	(137,166)
CyrusOne, Inc.	(2,990)	(165,586)
Digital Realty Trust, Inc.	(1,460)	(156,921)
Equinix, Inc.	(397)	(157,549)
HCP, Inc.	(6,093)	(146,049)
Healthcare Trust of America, Inc. – Class A	(5,850)	(150,111)
Macerich Co.	(2,999)	(166,834)
National Health Investors, Inc.	(2,202)	(162,552)
New Residential Investment Corp.	(22,828)	(408,165)
Physicians Realty Trust	(10,604)	(161,393)
Regency Centers Corp.	(2,206)	(128,124)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (3.19)% (Continued)
Starwood Property Trust, Inc.	(20,616)	$(447,573)
Two Harbors Investment Corp.	(26,950)	(419,072)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $3,759,533)		(3,736,057)
Total Securities Sold Short (Proceeds $57,606,892)		$(55,247,850)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND
Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS* 134.98%

Accommodation 1.22%
Penn National Gaming, Inc. (a)	16,806	$572,748

Administrative and Support Services 5.04%
AECOM (a)	15,305	505,065
ASGN, Inc. (a)	6,305	485,485
Barrett Business Services, Inc.	5,728	493,869
Kforce, Inc.	14,673	493,746
TriNet Group, Inc. (a)	7,269	389,909
		2,368,074

Ambulatory Health Care Services 2.18%
Amedisys, Inc. (a)	7,432	567,433
Medpace Holdings, Inc. (a)(b)	10,784	454,653
		1,022,086

Apparel Manufacturing 0.74%
Zumiez, Inc. (a)	14,364	348,327

Beverage and Tobacco Product Manufacturing 1.25%
MGP Ingredients, Inc.	3,365	297,971
National Beverage Corp. (a)	3,080	290,382
		588,353

Broadcasting (except Internet) 0.47%
AMC Networks, Inc. – Class A (a)	3,891	222,448

Building Material and Garden Equipment
and Supplies Dealers 1.06%
MSC Industrial Direct Company, Inc. – Class A	5,435	499,096

Chemical Manufacturing 13.70%
Corcept Therapeutics, Inc. (a)	35,886	663,891
Emergent BioSolutions, Inc. (a)	9,698	500,029
Enanta Pharmaceuticals, Inc. (a)	6,128	611,513
Innoviva, Inc. (a)	48,098	711,369
Kraton Corp. (a)	13,636	661,619
Ligand Pharmaceuticals, Inc. (a)	3,471	667,230
Mallinckrodt PLC (a)(c)	29,069	489,813
Medifast, Inc.	1,244	182,234
MiMedx Group, Inc. (a)(b)(d)	23,334	196,472
Myriad Genetics, Inc. (a)	23,384	853,749

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Chemical Manufacturing 13.70% (Continued)
Supernus Pharmaceuticals, Inc. (a)	10,248	$577,475
Trinseo SA (b)(c)	4,364	315,517
		6,430,911

Clothing and Clothing Accessories Stores 2.56%
American Eagle Outfitters, Inc.	17,610	390,942
Signet Jewelers Ltd. (c)	9,195	395,385
Tailored Brands, Inc.	12,738	417,934
		1,204,261

Computer and Electronic Product Manufacturing 9.79%
Ciena Corp. (a)	20,972	483,405
Comtech Telecommunications Corp.	16,652	521,207
Diodes, Inc. (a)	15,506	530,925
Jabil, Inc.	18,906	534,662
MKS Instruments, Inc.	3,991	447,790
Photronics, Inc. (a)	41,399	360,171
SMART Global Holdings, Inc. (a)(c)	6,807	303,116
Tech Data Corp. (a)	6,172	535,792
Vishay Intertechnology, Inc.	23,645	501,274
Xcerra Corp. (a)	27,596	379,997
		4,598,339

Construction of Buildings 0.96%
TRI Pointe Group, Inc. (a)	26,093	450,366

Credit Intermediation and Related Activities 16.10%
BancorpSouth Bank	21,676	726,146
Bank of N.T. Butterfield & Son Ltd. (b)(c)	15,382	734,490
Bank of the Ozarks, Inc.	11,876	564,585
BankUnited, Inc.	20,395	860,056
Comerica, Inc.	3,693	348,213
First BanCorp (a)(c)	49,206	381,347
First Citizens BancShares, Inc. – Class A	1,710	751,186
OneMain Holdings, Inc. (a)	14,086	458,218
TCF Financial Corp.	29,141	766,700
Umpqua Holdings Corp.	24,782	583,368
Walker & Dunlop, Inc.	9,665	542,400
Zions Bancorporation	15,517	850,486
		7,567,195

Educational Services 1.15%
American Public Education, Inc. (a)	12,648	538,805

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Electrical Equipment, Appliance, and
Component Manufacturing 2.57%
Generac Holdings, Inc. (a)	10,563	$529,101
Integer Holdings Corp. (a)	10,293	679,338
		1,208,439

Fabricated Metal Product Manufacturing 2.00%
Hillenbrand, Inc.	9,491	442,755
NCI Building Systems, Inc. (a)	26,029	498,455
		941,210

Food and Beverage Stores 0.30%
United Natural Foods, Inc. (a)	3,109	141,708

Food Manufacturing 0.62%
Dean Foods Co.	30,430	291,215

Food Services and Drinking Places 3.44%
Bloomin’ Brands, Inc.	23,097	490,118
Brinker International, Inc.	11,675	510,548
Hyatt Hotels Corp. – Class A	7,552	617,226
		1,617,892

Furniture and Home Furnishings Stores 0.86%
Restoration Hardware Outlet (a)(b)	4,151	405,677

Gasoline Stations 0.97%
Delek U.S. Holdings, Inc.	8,127	453,324

Heavy and Civil Engineering Construction 0.94%
KBR, Inc.	24,051	443,019

Hospitals 1.41%
Tenet Healthcare Corp. (a)	18,728	663,534

Insurance Carriers and Related Activities 4.14%
American National Insurance Co.	3,126	371,994
Essent Group Ltd. (a)(c)	12,475	427,892
Kemper Corp.	4,314	334,119
Primerica, Inc.	4,302	423,102
Universal Insurance Holdings, Inc.	10,883	387,979
		1,945,086

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Leather and Allied Product Manufacturing 1.98%
Crocs, Inc. (a)	27,484	$490,315
Deckers Outdoor Corp. (a)	3,881	439,174
		929,489

Machinery Manufacturing 3.20%
Milacron Holdings Corp. (a)	25,231	497,303
SPX FLOW, Inc. (a)	11,637	507,024
Terex Corp.	12,597	498,589
		1,502,916

Management of Companies and Enterprises 1.36%
Cullen/Frost Bankers, Inc.	5,603	640,031

Merchant Wholesalers, Durable Goods 2.99%
Schnitzer Steel Industries, Inc. – Class A	16,456	512,603
Warrior Met Coal, Inc. (b)	14,604	396,791
WESCO International, Inc. (a)	8,322	493,911
		1,403,305

Merchant Wholesalers, Nondurable Goods 0.71%
Nu Skin Enterprises, Inc. – Class A	1,457	119,314
Performance Food Group Co. (a)	6,046	216,145
		335,459

Mining (except Oil and Gas) 0.50%
CNX Resources Corp. (a)	14,609	236,081

Miscellaneous Manufacturing 5.02%
Acushnet Holdings Corp.	17,597	420,744
Cantel Medical Corp.	5,496	599,559
Haemonetics Corp. (a)	7,730	698,405
LeMaitre Vascular, Inc.	18,749	638,966
		2,357,674

Oil and Gas Extraction 2.22%
Range Resources Corp.	19,709	312,191
Southwestern Energy Co. (a)	85,262	403,290
Talos Energy, Inc. (a)	10,170	326,660
		1,042,141

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Other Information Services 2.56%
QuinStreet, Inc. (a)	36,268	$497,235
Yelp, Inc. – Class A (a)	16,444	704,626
		1,201,861

Paper Manufacturing 1.00%
Boise Cascade Co.	9,834	469,082

Petroleum and Coal Products Manufacturing 2.38%
CVR Energy, Inc. (b)(d)	7,134	269,166
Murphy Oil Corp.	13,039	400,949
PBF Energy, Inc. – Class A (b)	9,520	449,154
		1,119,269

Pipeline Transportation 1.57%
New Jersey Resources Corp.	16,557	735,131

Primary Metal Manufacturing 0.91%
Atkore International Group, Inc. (a)	19,802	427,723

Professional, Scientific, and Technical Services 15.76%
Aspen Technology, Inc. (a)	6,963	649,369
CACI International, Inc. – Class A (a)	4,103	683,765
Cambrex Corp. (a)	8,073	365,707
Convergys Corp.	21,823	515,896
Echo Global Logistics, Inc. (a)	11,755	326,789
H&E Equipment Services, Inc.	8,146	281,607
Hamilton Lane, Inc. – Class A	10,394	486,023
Insperity, Inc.	6,260	575,920
Magellan Health, Inc. (a)	6,063	554,461
MAXIMUS, Inc.	10,908	664,298
Providence Service Corp. (a)	5,413	389,736
Science Applications International Corp.	8,034	710,607
Syntel, Inc. (a)	17,589	554,054
Unisys Corp. (a)	53,623	646,157
		7,404,389

Publishing Industries (except Internet) 3.78%
CalAmp Corp. (a)	23,692	502,744
Gannett Company, Inc.	19,127	202,172
Manhattan Associates, Inc. (a)	15,371	668,946
New Media Investment Group, Inc.	8,874	148,196
tronc, Inc. (a)	15,655	251,106
		1,773,164

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Real Estate 4.47%
CBRE Group, Inc. – Class A (a)	6,192	$286,008
Jones Lang LaSalle, Inc.	3,003	491,771
Marcus & Millichap, Inc. (a)	12,271	459,672
Realogy Holdings Corp.	16,050	381,830
RMR Group, Inc. – Class A	6,327	478,321
		2,097,602

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.20%
Federated Investors, Inc. – Class B	18,120	439,772
Legg Mason, Inc.	15,871	591,513
		1,031,285

Telecommunications 0.83%
Shenandoah Telecommunications Co.	6,232	198,801
Telephone & Data Systems, Inc. (b)	7,455	190,475
		389,276

Transportation Equipment Manufacturing 2.57%
Meritor, Inc. (a)	24,825	515,119
Tower International, Inc.	12,220	359,268
Visteon Corp. (a)	2,645	330,519
		1,204,906

Truck Transportation 0.80%
ArcBest Corp.	7,947	377,085

Utilities 3.02%
Black Hills Corp.	12,152	706,760
Vistra Energy Corp. (a)	29,091	713,603
		1,420,363

Water Transportation 0.70%
Genco Shipping & Trading Ltd. (a)(c)	17,829	326,806

Wood Product Manufacturing 0.98%
Louisiana-Pacific Corp.	15,824	461,744
TOTAL COMMON STOCKS (Cost $56,037,450)		63,408,895

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 4.73%
First Industrial Realty Trust, Inc.	14,193	$467,375
iStar, Inc. (a)	39,180	424,319
Mack-Cali Realty Corp.	22,385	442,552
Outfront Media, Inc.	22,841	453,165
Spirit Realty Capital, Inc.	49,878	436,932
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,123,567)		2,224,343

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 1.13%
Money Market Fund 1.13%
First American Government Obligations Fund, Class Y, 1.340% (d)(e)	529,310	529,310
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $529,310)		529,310
Total Investments (Cost $58,690,327) 140.84%		66,162,548
Liabilities in Excess of Other Assets (40.84)%		(19,185,222)
TOTAL NET ASSETS 100.00%		$46,977,326

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $63,598,595, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security.
(d)	This security is not pledged as collateral for securities sold short.
(e)	Seven day yield as of May 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2018 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (44.51)%

COMMON STOCKS (40.71)%

Accommodation (0.62)%
Belmond Ltd. – Class A (a)	(12,922)	$(154,418)
Monarch Casino & Resort, Inc.	(2,986)	(132,996)
		(287,414)

Administrative and Support Services (0.84)%
ABM Industries, Inc.	(4,411)	(125,537)
Viad Corp.	(2,606)	(137,857)
WageWorks, Inc.	(2,798)	(132,765)
		(396,159)

Air Transportation (0.48)%
Allegiant Travel Co.	(707)	(107,004)
Spirit Airlines, Inc.	(3,150)	(115,573)
		(222,577)

Ambulatory Health Care Services (0.50)%
LHC Group, Inc.	(2,069)	(159,250)
Spark Therapeutics, Inc.	(945)	(75,402)
		(234,652)

Amusement, Gambling, and Recreation Industries (0.35)%
Golden Entertainment, Inc.	(5,464)	(166,761)

Beverage and Tobacco Product Manufacturing (0.21)%
Primo Water Corp.	(5,778)	(98,110)

Broadcasting (except Internet) (0.53)%
Cable One, Inc.	(79)	(51,290)
Entercom Communications Corp. – Class A	(8,313)	(56,944)
EW Scripps, Co. – Class A	(5,583)	(69,732)
Madison Square Garden Co. – Class A	(267)	(69,964)
		(247,930)

Chemical Manufacturing (4.44)%
ACADIA Pharmaceuticals, Inc.	(3,378)	(61,142)
Aclaris Therapeutics, Inc.	(3,888)	(70,256)
Aerie Pharmaceuticals, Inc.	(1,723)	(88,390)
Akebia Therapeutics, Inc.	(8,274)	(81,251)
Alder Biopharmaceuticals, Inc.	(4,753)	(82,940)
Assembly Biosciences, Inc.	(1,930)	(81,620)
The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Chemical Manufacturing (4.44)% (Continued)
Blueprint Medicines Corp.	(990)	$(83,239)
Clovis Oncology, Inc.	(1,717)	(80,630)
Coherus Biosciences, Inc.	(4,702)	(73,351)
Coty, Inc. – Class A	(3,471)	(45,991)
Deciphera Pharmaceuticals, Inc.	(3,274)	(84,207)
Five Prime Therapeutics, Inc.	(4,658)	(81,794)
Flexion Therapeutics, Inc.	(3,271)	(88,677)
Heron Therapeutics, Inc.	(2,200)	(71,720)
Heska Corp.	(1,473)	(157,523)
Intercept Pharmaceuticals, Inc.	(1,064)	(74,703)
KMG Chemicals, Inc.	(1,444)	(96,531)
La Jolla Pharmaceutical Co.	(2,501)	(78,031)
NewMarket Corp.	(290)	(111,444)
Odonate Therapeutics, Inc.	(3,535)	(84,805)
Prothena Corp. PLC (a)	(5,634)	(76,003)
Puma Biotechnology, Inc.	(1,349)	(71,430)
Radius Health, Inc.	(2,517)	(71,735)
TESARO, Inc.	(1,359)	(62,201)
Trex Company, Inc.	(1,088)	(128,200)
		(2,087,814)

Computer and Electronic Product Manufacturing (2.98)%
Coherent, Inc.	(750)	(125,288)
Cray, Inc.	(5,291)	(131,746)
Halyard Health, Inc.	(3,448)	(189,295)
Inphi Corp.	(5,248)	(177,277)
MACOM Technology Solutions Holdings, Inc.	(8,710)	(196,411)
MaxLinear, Inc.	(7,554)	(138,616)
Mercury Systems, Inc.	(3,036)	(112,119)
Quantenna Communications, Inc.	(8,479)	(135,664)
Super Micro Computer, Inc.	(7,950)	(191,595)
		(1,398,011)

Construction of Buildings (0.23)%
Lennar Corp. – Class A	(2,085)	(107,878)

Credit Intermediation and Related Activities (5.17)%
Bank of Hawaii Corp.	(1,677)	(142,428)
CenterState Bank Corp.	(5,202)	(159,962)
Columbia Banking Systems, Inc.	(2,260)	(96,095)
Flagstar Bancorp, Inc.	(3,935)	(136,899)
Glacier Bancorp, Inc.	(2,485)	(96,890)
Home BancShares, Inc.	(6,854)	(157,779)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Credit Intermediation and Related Activities (5.17)% (Continued)
Kearny Financial Corp.	(10,212)	$(147,563)
Midland States Bancorp, Inc.	(5,239)	(169,953)
OceanFirst Financial Corp.	(5,619)	(164,749)
Pinnacle Financial Partners, Inc.	(2,072)	(138,928)
Sandy Spring Bancorp, Inc.	(3,643)	(151,367)
Signature Bank	(1,154)	(147,123)
Sterling Bancorp	(5,686)	(139,591)
Towne Bank	(4,717)	(149,293)
Union Bankshares Corp.	(3,456)	(142,042)
USA Technologies, Inc.	(9,945)	(133,760)
Veritex Holdings, Inc.	(4,965)	(152,624)
		(2,427,046)

Educational Services (0.31)%
Strayer Education, Inc.	(1,345)	(147,009)

Electrical Equipment, Appliance, and
Component Manufacturing (0.52)%
iRobot Corp.	(1,695)	(105,785)
Vicor Corp.	(3,113)	(136,505)
		(242,290)

Fabricated Metal Product Manufacturing (0.48)%
American Outdoor Brands Corp.	(7,445)	(93,733)
NN, Inc.	(6,013)	(129,880)
		(223,613)

Food and Beverage Stores (0.37)%
Core-Mark Holding Company, Inc.	(6,029)	(117,685)
SUPERVALU, Inc.	(3,132)	(57,911)
		(175,596)

Food Manufacturing (0.20)%
Farmer Brothers Co.	(3,172)	(92,622)

Food Services and Drinking Places (0.54)%
Fiesta Restaurant Group, Inc.	(6,309)	(156,779)
Wayfair, Inc. – Class A	(1,067)	(98,537)
		(255,316)

Furniture and Home Furnishings Stores (0.25)%
Floor & Decor Holdings, Inc. – Class A	(2,477)	(116,419)

Heavy and Civil Engineering Construction (0.24)%
Century Communities, Inc.	(3,747)	(112,785)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities (0.77)%
Aspen Insurance Holdings Ltd. (a)	(2,346)	$(101,816)
Third Point Reinsurance Ltd. (a)	(9,312)	(124,315)
United Insurance Holdings Corp.	(6,548)	(135,479)
		(361,610)

Machinery Manufacturing (0.53)%
CIRCOR International, Inc.	(2,587)	(124,512)
Glaukos Corp.	(3,300)	(124,641)
		(249,153)

Management of Companies and Enterprises (1.13)%
American Equity Investment Life Holding Co.	(3,540)	(125,458)
Cannae Holdings, Inc.	(5,055)	(101,049)
National Bank Holdings Corp. – Class A	(3,854)	(150,075)
Simmons First National Corp. – Class A	(4,748)	(151,936)
		(528,518)

Merchant Wholesalers, Durable Goods (2.49)%
Beacon Roofing Supply, Inc.	(3,108)	(130,225)
Everbridge, Inc.	(3,793)	(174,744)
Fitbit, Inc. – Class A	(24,448)	(132,753)
Foundation Building Materials, Inc.	(8,495)	(130,398)
GCP Applied Technologies, Inc.	(3,237)	(102,451)
Gentherm, Inc.	(3,384)	(119,793)
HRG Group, Inc.	(3,736)	(47,372)
TrueCar, Inc.	(17,996)	(176,540)
Veeco Instruments, Inc.	(9,070)	(154,644)
		(1,168,920)

Merchant Wholesalers, Nondurable Goods (0.69)%
Aimmune Therapeutics, Inc.	(1,996)	(66,048)
Andersons, Inc.	(1,739)	(56,170)
Freshpet, Inc.	(4,089)	(93,229)
PQ Group Holdings, Inc.	(6,668)	(109,489)
		(324,936)

Mining (except Oil and Gas) (0.24)%
Ring Energy, Inc.	(8,058)	(111,281)

Miscellaneous Manufacturing (2.18)%
CryoLife, Inc.	(5,578)	(153,674)
iRhythm Technologies, Inc.	(2,644)	(201,024)
K2M Group Holdings, Inc.	(6,862)	(162,562)
Mattel, Inc.	(7,163)	(111,170)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Miscellaneous Manufacturing (2.18)% (Continued)
National Vision Holdings, Inc.	(2,781)	$(101,228)
Nevro Corp.	(1,757)	(138,258)
Wright Medical Group NV (a)	(6,288)	(156,948)
		(1,024,864)

Nonmetallic Mineral Product Manufacturing (0.24)%
US Concrete, Inc.	(1,870)	(113,977)

Nonstore Retailers (0.22)%
Nutrisystem, Inc.	(2,805)	(104,627)

Oil and Gas Extraction (0.74)%
Extraction Oil & Gas, Inc.	(6,750)	(114,480)
Jagged Peak Energy, Inc.	(9,765)	(117,668)
NOW, Inc.	(8,284)	(116,473)
		(348,621)

Other Information Services (0.31)%
Chegg, Inc.	(5,143)	(143,850)

Personal and Laundry Services (0.23)%
Healthcare Services Group, Inc.	(2,973)	(107,474)

Petroleum and Coal Products Manufacturing (0.28)%
Valvoline, Inc.	(6,514)	(133,146)

Pipeline Transportation (0.36)%
South Jersey Industries, Inc.	(5,138)	(170,171)

Primary Metal Manufacturing (0.22)%
Tahoe Resources, Inc. (a)	(20,028)	(104,947)

Printing and Related Support Activities (0.51)%
Centennial Resource Development, Inc. – Class A	(6,013)	(105,829)
Multi-Color Corp.	(1,900)	(131,860)
		(237,689)

Professional, Scientific, and Technical Services (2.91)%
B. Riley Financial, Inc.	(5,048)	(107,017)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(2,523)	(88,305)
Carbonite, Inc.	(4,815)	(186,822)
Cloudera, Inc.	(11,826)	(191,818)
Diebold Nixdorf, Inc.	(9,003)	(103,535)
Huron Consulting Group, Inc.	(3,129)	(126,725)
Okta, Inc. – Class A	(3,366)	(189,203)
Trade Desk, Inc. – Class A	(2,079)	(177,817)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services (2.91)% (Continued)
VASCO Data Security International, Inc.	(9,134)	$(197,750)
		(1,368,992)

Publishing Industries (except Internet) (1.57)%
Ellie Mae, Inc.	(1,721)	(182,925)
Evolent Health, Inc. – Class A	(7,666)	(156,770)
HubSpot, Inc.	(1,438)	(174,286)
Upland Software, Inc.	(6,229)	(222,873)
		(736,854)

Rental and Leasing Services (0.59)%
Aircastle Ltd. (a)	(6,197)	(132,368)
Triton International Ltd. – Class A (a)	(4,166)	(145,018)
		(277,386)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (0.34)%
Camping World Holdings, Inc. – Class A	(4,567)	(86,773)
Syneos Health, Inc. – Class A	(1,739)	(74,777)
		(161,550)

Support Activities for Mining (0.99)%
Cleveland-Cliffs, Inc.	(15,213)	(128,702)
Ensco PLC – Class A (a)	(14,405)	(93,633)
Forum Energy Technologies, Inc.	(8,198)	(116,002)
SemGroup Corp. – Class A	(4,981)	(126,019)
		(464,356)

Support Activities for Transportation (0.23)%
Daseke, Inc.	(11,582)	(110,261)

Telecommunications (0.90)%
Argan, Inc.	(3,077)	(119,080)
Blucora, Inc.	(4,697)	(178,251)
Consolidated Communications Holdings, Inc.	(5,217)	(58,483)
ORBCOMM, Inc.	(7,178)	(69,339)
		(425,153)

Transportation Equipment Manufacturing (0.97)%
Fox Factory Holding Corp.	(1,978)	(78,626)
Navistar International Corp.	(3,494)	(130,815)
REV Group, Inc.	(6,941)	(117,719)
Sun Hydraulics Corp.	(2,590)	(128,878)
		(456,038)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Utilities (1.07)%
Chesapeake Utilities Corp.	(2,199)	$(175,590)
Northwest Natural Gas Co.	(2,678)	(160,144)
Spire, Inc.	(2,323)	(165,514)
		(501,248)

Waste Management and Remediation Services (0.19)%
Audentes Therapeutics, Inc.	(2,322)	(88,004)

Water Transportation (0.23)%
International Seaways, Inc. (a)	(5,163)	(107,907)

Wood Product Manufacturing (0.32)%
American Woodmark Corp.	(1,466)	(151,145)
TOTAL COMMON STOCKS (Proceeds $19,382,623)		(19,122,680)

REAL ESTATE INVESTMENT TRUSTS (3.80)%
American Campus Communities, Inc.	(2,580)	(103,458)
Columbia Property Trust, Inc.	(4,742)	(104,893)
CyrusOne, Inc.	(1,821)	(100,847)
Education Realty Trust, Inc.	(2,773)	(101,325)
Government Properties Income Trust	(9,154)	(133,009)
Granite Point Mortgage Trust, Inc.	(6,707)	(122,671)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(5,663)	(103,859)
Healthcare Realty Trust, Inc.	(4,087)	(111,330)
Healthcare Trust of America, Inc. – Class A	(3,981)	(102,152)
KKR Real Estate Finance Trust, Inc.	(5,584)	(113,634)
LTC Properties, Inc.	(3,133)	(128,892)
National Health Investors, Inc.	(1,367)	(100,912)
Physicians Realty Trust	(8,334)	(126,843)
Redwood Trust, Inc.	(6,510)	(106,504)
STAG Industrial, Inc.	(4,402)	(117,269)
Washington Real Estate Investment Trust	(3,768)	(108,066)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,788,618)		(1,785,664)
TOTAL SECURITIES SOLD SHORT (Proceeds $21,171,241)		$(20,908,344)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS* 96.74%

Accommodation 0.64%
Penn National Gaming, Inc. (a)	10,566	$360,089

Administrative and Support Services 1.99%
Alliance Data Systems Corp.	1,258	265,212
ASGN, Inc. (a)	4,187	322,399
TriNet Group, Inc. (a)	9,779	524,545
		1,112,156

Amusement, Gambling, and Recreation Industries 0.86%
Las Vegas Sands Corp.	5,988	482,693

Broadcasting (except Internet) 0.88%
Walt Disney Co.	4,967	494,067

Building Material and Garden Equipment 0.72%
Home Depot, Inc.	2,154	401,829

Chemical Manufacturing 7.94%
AbbVie, Inc.	4,420	437,315
Allergan PLC (b)	2,824	425,859
Celgene Corp. (a)	5,748	452,253
CF Industries Holdings, Inc.	11,583	476,525
Eastman Chemical Co.	3,836	400,133
Eli Lilly & Co.	5,360	455,814
Halozyme Therapeutics, Inc. (a)	23,538	433,099
Pfizer, Inc.	13,141	472,155
Trinseo SA (b)(c)	6,006	434,234
Zoetis, Inc.	5,381	450,390
		4,437,777

Computer and Electronic Product Manufacturing 6.47%
Apple, Inc.	2,504	467,922
Ciena Corp. (a)	13,796	317,998
Cisco Systems, Inc.	10,875	464,471
Cypress Semiconductor Corp.	16,677	274,503
Danaher Corp.	4,209	417,870
Intel Corp.	6,759	373,097
Micron Technology, Inc. (a)	7,907	455,364
NetApp, Inc.	6,256	427,410
ON Semiconductor Corp. (a)	16,499	414,620
		3,613,255

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Construction of Buildings 0.75%
PulteGroup, Inc.	13,848	$418,902

Credit Intermediation and Related Activities 9.50%
Ameriprise Financial, Inc.	2,868	397,591
Bank of America Corp.	15,441	448,407
Capital One Financial Corp.	4,392	412,848
Citigroup, Inc.	6,787	452,625
Citizens Financial Group, Inc.	10,413	425,371
Fifth Third Bancorp.	14,399	440,321
FleetCor Technologies, Inc. (a)	1,961	390,925
JPMorgan Chase & Co.	3,773	403,749
Regions Financial Corp.	25,933	473,018
SunTrust Banks, Inc.	7,251	489,515
TCF Financial Corp.	19,416	510,834
Wells Fargo & Co.	8,621	465,448
		5,310,652

Electrical Equipment, Appliance, and
Component Manufacturing 1.66%
Generac Holdings, Inc. (a)	9,724	487,075
Integer Holdings Corp. (a)	6,713	443,058
		930,133

Electronics and Appliance Stores 0.57%
Best Buy Company, Inc.	4,642	316,817

Food Manufacturing 2.55%
Archer-Daniels-Midland Co.	8,093	353,826
General Mills, Inc.	9,502	401,839
J.M. Smucker Co.	3,721	400,008
Post Holdings, Inc. (a)	3,488	268,123
		1,423,796

Food Services and Drinking Places 2.29%
Bloomin’ Brands, Inc.	16,884	358,278
Brinker International, Inc.	10,785	471,629
Hyatt Hotels Corp. – Class A	5,463	446,491
		1,276,398

Furniture and Home Furnishings Stores 0.57%
Restoration Hardware Outlet (a)(c)	3,270	319,577

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

General Merchandise Stores 1.72%
Kohl’s Corp.	4,986	$332,816
Target Corp.	4,066	296,371
Wal-Mart, Inc.	3,993	329,582
		958,769

Health and Personal Care Stores 0.78%
CVS Health Corp.	6,866	435,236

Heavy and Civil Engineering Construction 0.73%
KBR, Inc.	22,080	406,714

Hospitals 1.62%
HCA Healthcare, Inc.	4,043	416,995
Tenet Healthcare Corp. (a)	13,756	487,375
		904,370

Insurance Carriers and Related Activities 5.49%
Aflac, Inc.	9,833	443,075
Arthur J. Gallagher & Co.	6,770	448,716
Humana, Inc.	1,526	444,035
MetLife, Inc.	9,392	431,938
Prudential Financial, Inc.	4,526	438,298
Torchmark Corp.	5,192	440,437
UnitedHealth Group, Inc.	1,743	420,952
		3,067,451

Leather and Allied Product Manufacturing 0.87%
Deckers Outdoor Corp. (a)	4,273	483,533

Machinery Manufacturing 3.01%
Caterpillar, Inc.	2,813	427,323
Ingersoll-Rand PLC (b)(c)	4,857	425,182
SPX FLOW, Inc. (a)	9,314	405,811
Terex Corp.	10,683	422,833
		1,681,149

Management of Companies and Enterprises 0.81%
AES Corp.	35,274	449,744

Merchant Wholesalers, Durable Goods 1.53%
WESCO International, Inc. (a)	7,472	443,463
WestRock Co.	6,962	409,923
		853,386

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Merchant Wholesalers, Nondurable Goods 1.90%
Nu Skin Enterprises, Inc. – Class A	3,775	$309,135
Performance Food Group Co. (a)	8,528	304,876
Ralph Lauren Corp.	3,297	443,710
		1,057,721

Mining (except Oil and Gas) 0.85%
Freeport-McMoRan, Inc. – Class B	28,083	474,603

Miscellaneous Manufacturing 0.49%
Estee Lauder Companies, Inc. Class A	1,831	273,625

Motion Picture and Sound Recording Industries 0.53%
Netflix, Inc. (a)	850	298,860

Nonstore Retailers 1.59%
Amazon.com, Inc. (a)	250	407,405
WW Grainger, Inc.	1,552	479,551
		886,956

Oil and Gas Extraction 0.82%
Phillips 66	3,909	455,359

Other Information Services 0.74%
Yelp, Inc. – Class A (a)	9,707	415,945

Performing Arts, Spectator Sports, and Related Industries 0.80%
Viacom, Inc. – Class B	16,451	445,822

Petroleum and Coal Products Manufacturing 4.39%
Chevron Corp.	4,229	525,664
CVR Energy, Inc. (c)(d)	11,303	426,462
HollyFrontier Corp.	7,453	575,222
Marathon Petroleum Corp.	5,408	427,394
Valero Energy Corp.	4,098	496,678
		2,451,420

Primary Metal Manufacturing 1.60%
Alcoa Corp. (a)	9,024	433,784
Reliance Steel & Aluminum Co.	4,898	458,306
		892,090

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 9.17%
Amgen, Inc.	2,337	$419,772
Aspen Technology, Inc. (a)	5,398	503,417
CACI International, Inc. – Class A (a)	2,698	449,622
F5 Networks, Inc. (a)	2,981	516,040
Insperity, Inc.	6,850	630,199
International Business Machines Corp.	2,881	407,114
Magellan Health, Inc. (a)	4,484	410,062
MAXIMUS, Inc.	6,035	367,532
Omnicom Group, Inc.	6,710	483,657
Syntel, Inc. (a)	14,250	448,875
VMware, Inc. – Class A (a)(c)	3,541	486,817
		5,123,107

Publishing Industries (except Internet) 3.05%
Citrix Systems, Inc. (a)	4,509	476,241
Cogent Communications Holdings, Inc.	3,561	182,323
Fortinet, Inc. (a)	7,103	434,562
Microsoft Corp.	4,313	426,297
Oracle Corp.	3,935	183,843
		1,703,266

Rail Transportation 0.91%
Genesee & Wyoming, Inc. – Class A (a)	6,476	505,841

Real Estate 1.68%
CBRE Group, Inc. – Class A (a)	10,299	475,711
Jones Lang LaSalle, Inc.	2,845	465,897
		941,608

Rental and Leasing Services 2.02%
Avis Budget Group, Inc. (a)	8,172	318,626
Synchrony Financial	11,597	401,604
United Rentals, Inc. (a)	2,563	408,978
		1,129,208

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.24%
CME Group, Inc.	2,756	448,952
Legg Mason, Inc.	10,003	372,812
Morgan Stanley	8,527	427,544
		1,249,308

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Support Activities for Mining 0.70%
ConocoPhillips	5,817	$392,008

Support Activities for Transportation 0.90%
XPO Logistics, Inc. (a)	4,801	505,305

Telecommunications 0.40%
AT&T, Inc.	6,856	221,586

Transportation Equipment Manufacturing 4.49%
Allison Transmission Holdings, Inc.	10,787	445,611
Boeing Co.	1,282	451,469
Brunswick Corp.	6,775	430,890
Ford Motor Co.	31,415	362,843
Lear Corp.	1,905	377,190
Meritor, Inc. (a)	21,231	440,543
		2,508,546

Utilities 3.52%
CenterPoint Energy, Inc.	17,571	459,130
Entergy Corp.	6,139	496,706
Exelon Corp.	12,427	514,355
Vistra Energy Corp. (a)	20,299	497,934
		1,968,125
TOTAL COMMON STOCKS (Cost $50,245,660)		54,038,802

REAL ESTATE INVESTMENT TRUSTS* 7.00%
Brandywine Realty Trust	21,837	355,070
First Industrial Realty Trust, Inc.	13,256	436,520
GEO Group, Inc.	19,425	481,740
Outfront Media, Inc.	23,616	468,541
Park Hotels & Resorts, Inc.	15,379	495,511
Piedmont Office Realty Trust, Inc. – Class A	21,353	410,405
Prologis, Inc.	4,985	320,785
PS Business Parks, Inc.	3,562	436,559
Xenia Hotels & Resorts, Inc.	20,111	506,194
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,591,496)		3,911,325

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 0.80%

Money Market Fund 0.80%
First American Government Obligations
Fund – Class Y, 1.340% (c)(e)	447,560	$447,560
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $447,560)		447,560

SHORT-TERM INVESTMENTS 0.74%
Fidelity Investments Money Market Funds –
Government Portfolio Class I, 1.640% (c)(e)	414,789	414,789
TOTAL SHORT-TERM INVESTMENTS (Cost $414,789)		414,789
Total Investments (Cost $54,699,505) 105.28%		58,812,476
Liabilities in Excess of Other Assets (5.28)%		(2,950,100)
TOTAL NET ASSETS 100.00%		$55,862,376

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $55,857,856, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of May 31, 2018.

Abbreviations:
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

May 31, 2018 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (79.91)%

COMMON STOCKS (72.18)%

Accommodation (0.42)%
Caesars Entertainment Corp.	(19,416)	$(235,904)

Administrative and Support Services (2.05)%
ABM Industries, Inc.	(9,807)	(279,107)
Automatic Data Processing, Inc.	(2,273)	(295,535)
Equifax, Inc.	(2,330)	(265,527)
Gartner, Inc.	(2,274)	(301,851)
		(1,142,020)

Air Transportation (0.48)%
Spirit Airlines, Inc.	(7,271)	(266,773)

Ambulatory Health Care Services (0.33)%
Spark Therapeutics, Inc.	(2,300)	(183,517)

Apparel Manufacturing (0.50)%
Under Armour, Inc. – Class C	(14,734)	(278,767)

Beverage and Tobacco Product Manufacturing (0.41)%
Philip Morris International, Inc.	(2,870)	(228,280)

Broadcasting (except Internet) (1.48)%
Cable One, Inc.	(415)	(269,435)
DISH Network Corp. – Class A	(8,638)	(255,253)
Madison Square Garden Co. – Class A	(1,160)	(303,966)
		(828,654)

Chemical Manufacturing (6.45)%
ACADIA Pharmaceuticals, Inc.	(8,770)	(158,737)
Acceleron Pharma, Inc.	(4,311)	(153,213)
Aerie Pharmaceuticals, Inc.	(2,496)	(128,045)
Albemarle Corp.	(2,903)	(271,343)
Clovis Oncology, Inc.	(3,220)	(151,211)
Colgate-Palmolive Co.	(3,959)	(249,773)
Coty, Inc. – Class A	(14,319)	(189,727)
DowDuPont, Inc.	(4,409)	(282,661)
Heron Therapeutics, Inc.	(5,669)	(184,809)
Incyte Corp.	(2,410)	(164,531)
Ionis Pharmaceuticals, Inc.	(3,176)	(148,160)
Medicines Co.	(5,222)	(176,817)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Chemical Manufacturing (6.45)% (Continued)
Nektar Therapeutics	(1,677)	$(134,613)
Platform Specialty Products Corp.	(26,876)	(324,125)
Portola Pharmaceuticals, Inc.	(4,111)	(165,057)
Puma Biotechnology, Inc.	(3,115)	(164,939)
Sage Therapeutics, Inc.	(767)	(117,113)
Seattle Genetics, Inc.	(2,263)	(136,889)
TESARO, Inc.	(2,703)	(123,716)
Ultragenyx Pharmaceutical, Inc.	(2,453)	(179,560)
		(3,605,039)

Computer and Electronic Product Manufacturing (6.89)%
Advanced Micro Devices, Inc.	(12,398)	(170,225)
Analog Devices, Inc.	(3,075)	(298,828)
Coherent, Inc.	(1,516)	(253,248)
Cubic Corp.	(4,615)	(320,973)
Guidewire Software, Inc.	(3,338)	(309,900)
Halyard Health, Inc.	(6,662)	(365,744)
Hologic, Inc.	(7,772)	(294,481)
Inphi Corp.	(7,484)	(252,810)
Johnson Controls International PLC (a)	(8,052)	(270,225)
Lumentum Holdings, Inc.	(4,972)	(292,105)
MACOM Technology Solutions Holdings, Inc.	(12,203)	(275,177)
MaxLinear, Inc.	(10,268)	(188,418)
Mercury Systems, Inc.	(7,143)	(263,791)
Pure Storage, Inc. – Class A	(13,762)	(295,333)
		(3,851,258)

Construction of Buildings (0.44)%
Lennar Corp. – Class A	(4,716)	(244,006)

Couriers and Messengers (0.45)%
United Parcel Service, Inc. – Class B	(2,158)	(250,587)

Credit Intermediation and Related Activities (5.65)%
CenterState Bank Corp.	(9,156)	(281,547)
First Horizon National Corp.	(14,628)	(271,203)
First Republic Bank	(2,908)	(289,637)
Flagstar Bancorp, Inc.	(8,450)	(293,976)
Glacier Bancorp, Inc.	(7,351)	(286,615)
Home BancShares, Inc.	(12,314)	(283,468)
Pinnacle Financial Partners, Inc.	(4,358)	(292,204)
Signature Bank	(2,233)	(284,685)
SLM Corp.	(24,756)	(282,961)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Credit Intermediation and Related Activities (5.65)% (Continued)
Sterling Bancorp	(12,824)	$(314,829)
Valley National Bancorp	(21,983)	(279,404)
		(3,160,529)

Electrical Equipment, Appliance, and
Component Manufacturing (1.00)%
iRobot Corp.	(4,347)	(271,296)
Woodward, Inc.	(3,810)	(288,684)
		(559,980)

Food Manufacturing (1.81)%
Hain Celestial Group, Inc.	(10,112)	(258,058)
Kraft Heinz Co.	(4,489)	(258,028)
McCormick & Company, Inc.	(2,631)	(265,731)
Pinnacle Foods, Inc.	(3,604)	(230,440)
		(1,012,257)

Food Services and Drinking Places (2.47)%
Casey’s General Stores, Inc.	(2,585)	(250,228)
Chipotle Mexican Grill, Inc.	(704)	(302,847)
Dave & Buster’s Entertainment, Inc.	(5,226)	(217,611)
McDonald’s Corp.	(1,870)	(299,219)
Wayfair, Inc. – Class A	(3,319)	(306,509)
		(1,376,414)

Furniture and Home Furnishings Stores (0.33)%
Floor & Decor Holdings, Inc. – Class A	(3,925)	(184,475)

General Merchandise Stores (0.13)%
PriceSmart, Inc.	(826)	(69,921)

Insurance Carriers and Related Activities (3.10)%
Arch Capital Group Ltd. (a)	(3,796)	(297,796)
Chubb Ltd. (a)	(2,121)	(277,193)
Erie Indeminity Co. – Class A	(2,668)	(301,511)
Everest Re Group Ltd. (a)	(1,340)	(301,890)
Markel Corp.	(254)	(278,658)
Marsh & Mclennan Companies, Inc.	(3,425)	(275,267)
		(1,732,315)

Machinery Manufacturing (1.37)%
Colfax Corp.	(8,688)	(265,679)
II-VI, Inc.	(6,175)	(271,391)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Machinery Manufacturing (1.37)% (Continued)
Middleby Corp.	(2,259)	$(225,042)
		(762,112)

Management of Companies and Enterprises (0.52)%
Simmons First National Corp. – Class A	(9,011)	(288,352)

Merchant Wholesalers, Durable Goods (1.47)%
Dorman Products, Inc.	(4,242)	(273,694)
Fortune Brands Home & Security, Inc.	(5,199)	(292,028)
Henry Schein, Inc.	(3,714)	(257,009)
		(822,731)

Merchant Wholesalers, Nondurable Goods (0.86)%
Global Blood Therapeutics, Inc.	(3,264)	(157,162)
PQ Group Holdings, Inc.	(19,753)	(324,343)
		(481,505)

Mining (except Oil and Gas) (1.08)%
Martin Marietta Materials, Inc.	(1,271)	(283,268)
Vulcan Materials Co.	(2,498)	(319,094)
		(602,362)

Miscellaneous Manufacturing (3.60)%
Cooper Companies, Inc.	(1,144)	(258,899)
DENTSPLY SIRONA, Inc.	(6,202)	(271,710)
Mattel, Inc.	(17,645)	(273,850)
National Vision Holdings, Inc.	(8,208)	(298,771)
Nevro Corp.	(3,636)	(286,117)
Stryker Corp.	(1,513)	(263,292)
Wright Medical Group NV (a)	(14,396)	(359,324)
		(2,011,963)

Motion Picture and Sound Recording Industries (0.55)%
Take-Two Interactive Software, Inc.	(2,723)	(305,194)

Motor Vehicle and Parts Dealers (0.96)%
Advance Auto Parts, Inc.	(2,093)	(269,201)
CarMax, Inc.	(3,906)	(269,202)
		(538,403)

Nonstore Retailers (0.48)%
Liberty Expedia Holdings, Inc. – Class A	(6,156)	(267,232)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Nursing and Residential Care Facilities (0.50)%
Eldorado Resorts, Inc.	(6,221)	$(281,189)

Oil and Gas Extraction (1.41)%
Callon Petroleum Co.	(16,529)	(195,703)
Jagged Peak Energy, Inc.	(24,752)	(298,262)
Parsley Energy, Inc. – Class A	(9,908)	(292,088)
		(786,053)

Performing Arts, Spectator Sports, and Related Industries (0.50)%
Scientific Games Corp. – Class A	(4,691)	(278,176)

Personal and Laundry Services (0.49)%
Healthcare Services Group, Inc.	(7,509)	(271,450)

Petroleum and Coal Products Manufacturing (0.52)%
Valvoline, Inc.	(14,088)	(287,959)

Pipeline Transportation (1.65)%
New Jersey Resources Corp.	(7,722)	(342,858)
South Jersey Industries, Inc.	(9,842)	(325,967)
Targa Resources Corp.	(5,188)	(252,292)
		(921,117)

Plastics and Rubber Products Manufacturing (0.94)%
Carlisle Companies, Inc.	(2,586)	(277,711)
Newell Brands, Inc.	(10,427)	(245,869)
		(523,580)

Primary Metal Manufacturing (0.47)%
Finisar Corp.	(16,054)	(260,235)

Printing and Related Support Activities (0.50)%
Centennial Resource Development, Inc. – Class A	(15,737)	(276,971)

Professional, Scientific, and Technical Services (3.13)%
Diebold Nixdorf, Inc.	(23,102)	(265,673)
Jacobs Engineering Group, Inc.	(4,895)	(317,196)
Macquarie Infrastructure Corp.	(6,952)	(269,042)
Okta, Inc. – Class A	(6,199)	(348,446)
RealPage, Inc.	(4,802)	(282,118)
Trade Desk, Inc. – Class A	(3,087)	(264,031)
		(1,746,506)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Publishing Industries (except Internet) (2.99)%
Ellie Mae, Inc.	(1,999)	$(212,474)
LogMeIn, Inc.	(2,089)	(225,403)
New York Times Co. – Class A	(11,017)	(250,637)
SailPoint Technologies Holding, Inc.	(13,082)	(341,309)
Twilio, Inc. – Class A	(6,624)	(357,498)
Veeva Systems, Inc. – Class A	(3,719)	(287,702)
		(1,675,023)

Rental and Leasing Services (0.61)%
Triton International Ltd. – Class A (a)	(9,778)	(340,372)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (3.37)%
Alarm.com Holdings, Inc.	(7,163)	(318,253)
CBOE Global Markets, Inc.	(2,443)	(238,339)
MarketAxess Holdings, Inc.	(1,436)	(306,801)
Moody’s Corp.	(1,462)	(249,373)
Syneos Health, Inc. – Class A	(4,296)	(184,728)
WisdomTree Investments, Inc.	(25,638)	(280,992)
Worldpay, Inc. – Class A	(3,797)	(301,748)
		(1,880,234)

Support Activities for Mining (2.07)%
C&J Energy Services, Inc.	(9,833)	(264,704)
Cleveland-Cliffs, Inc.	(36,237)	(306,565)
Patterson-UTI Energy, Inc.	(13,719)	(283,709)
SemGroup Corp. – Class A	(12,079)	(305,599)
		(1,160,577)

Support Activities for Transportation (0.49)%
Expedia Group, Inc.	(2,282)	(276,190)

Telecommunications (1.03)%
8x8, Inc.	(13,679)	(255,797)
CenturyLink, Inc.	(8,624)	(157,129)
Zayo Group Holdings, Inc.	(4,719)	(164,221)
		(577,147)

Transportation Equipment Manufacturing (2.61)%
Navistar International Corp.	(8,073)	(302,253)
REV Group, Inc.	(12,505)	(212,085)
Sun Hydraulics Corp.	(5,371)	(267,261)
Tesla, Inc.	(1,028)	(292,702)
Wabtec Corp.	(3,981)	(388,187)
		(1,462,488)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Truck Transportation (0.48)%
Knight-Swift Transportation Holdings, Inc. – Class A	(6,594)	$(268,244)

Utilities (2.62)%
Aqua America, Inc.	(7,941)	(275,553)
Cheniere Energy, Inc.	(4,845)	(322,773)
Dominion Energy, Inc.	(4,298)	(275,889)
NiSource, Inc.	(12,625)	(319,413)
PPL Corp.	(9,898)	(270,413)
		(1,464,041)

Waste Management and Remediation Services (0.52)%
Stericycle, Inc.	(4,592)	(291,592)
TOTAL COMMON STOCKS (Proceeds $40,366,705)		(40,319,694)

REAL ESTATE INVESTMENT TRUSTS (7.73)%
Alexandria Real Estate Equities, Inc.	(1,903)	(237,723)
American Campus Communities, Inc.	(6,241)	(250,264)
Colony NorthStar, Inc. – Class A	(46,744)	(275,322)
Crown Castle International Corp.	(3,046)	(317,242)
CyrusOne, Inc.	(4,438)	(245,776)
Digital Realty Trust, Inc.	(2,525)	(271,387)
Equinix, Inc.	(632)	(250,809)
HCP, Inc.	(12,275)	(294,232)
Healthcare Trust of America, Inc. – Class A	(10,160)	(260,706)
Kilroy Realty Corp.	(3,244)	(247,031)
Macerich Co.	(4,088)	(227,415)
New Residential Investment Corp.	(15,709)	(280,877)
Regency Centers Corp.	(4,564)	(265,077)
Starwood Property Trust, Inc.	(12,051)	(261,628)
Uniti Group, Inc.	(15,187)	(318,470)
Welltower, Inc.	(5,456)	(314,538)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $4,358,394)		(4,318,497)
TOTAL SECURITIES SOLD SHORT (Proceeds $44,725,099)		$(44,638,191)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $132,715,579,
$58,690,327 and $54,699,505, respectively)(1)	$160,122,144	$66,162,548	$58,812,476
Receivable for investments sold	29,162,425	16,304,569	—
Deposit for short sales at broker	12,369,278	2,818,668	41,681,726
Dividends and interest receivable	304,249	38,913	103,942
Receivable for Fund shares sold	—	—	433,000
Receivable for securities lending	1,496	3,071	362
Receivable from Broker	—	—	11,908
Cash	—	422	—
Other assets	12,215	9,667	13,455
Total Assets	201,971,807	85,337,858	101,056,869

Liabilities
Securities sold short, at value
(proceeds $57,606,892, $21,171,241
and $44,725,099, respectively)	55,247,850	20,908,344	44,638,191
Payable for Fund shares redeemed	40,368	1,340,212	5
Payable for investments purchased	28,029,352	15,440,444	—
Payable to Custodian	—	32,000	—
Dividends payable on short positions	37,520	15,594	39,937
Payable to broker for interest expense	16,315	9,645	—
Payable for collateral on
securities loaned (Note 10)	1,272,000	529,310	447,560
Payable to Adviser	100,010	43,444	47,104
Payable to affiliates	42,204	24,508	11,681
Accrued expenses and other liabilities	15,206	17,031	10,015
Total Liabilities	84,800,825	38,360,532	45,194,493
Net Assets	$117,170,982	$46,977,326	$55,862,376

Net Assets Consist Of:
Paid-in capital	$77,356,005	$33,807,068	$52,910,839
Accumulated undistributed
net investment income (loss)	30,978	(186,541)	(44,085)
Accumulated net realized gain (loss)	10,018,392	5,621,681	(1,204,257)
Net unrealized appreciation on:
Investments	27,406,565	7,472,221	4,112,971
Securities sold short	2,359,042	262,897	86,908
Net Assets	$117,170,982	$46,977,326	$55,862,376
(1) Includes loaned securities of	$1,199,814	$508,567	$422,161
Institutional Class Shares
Net Assets	$117,170,982	$46,977,326	$55,862,376
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	5,994,923	3,913,844	4,993,064
Net asset value, redemption price
and offering price per share	$19.55	$12.00	$11.19

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2018 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Income
Dividend income(1)	$1,387,979	$594,620	$312,125
Interest income	3,094	2,868	89,004
Securities lending income	10,267	22,747	1,441
Total Investment Income	1,401,340	620,235	402,570

Expenses
Management fees	614,240	308,101	172,415
Interest and broker expenses	305,164	202,596	—
Dividends on short positions	284,397	183,008	187,931
Administration fees	78,579	41,945	28,797
Transfer agent fees and expenses	26,127	15,892	8,398
Federal and state registration fees	11,676	9,640	10,687
Custody fees	9,859	8,183	5,193
Audit and tax fees	9,822	9,822	9,822
Legal fees	7,677	6,682	4,468
Reports to shareholders	5,540	3,760	1,013
Chief Compliance Officer fees	4,993	4,993	4,993
Fund accounting fees	4,899	5,075	4,826
Trustees’ fees	3,573	3,637	3,637
Other expenses	3,818	3,442	2,681
Total Expenses	1,370,364	806,776	444,861
Expense recoupment by Adviser (Note 4)	—	—	1,794
Net Expenses	1,370,364	806,776	446,655
Net Investment Income (Loss)	30,976	(186,541)	(44,085)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	14,936,822	9,287,106	800,863
Short transactions	(4,635,905)	(3,513,889)	(981,591)
Change in net unrealized
appreciation (depreciation) on:
Investments	(5,168,358)	(7,256,460)	993,069
Short transactions	2,452,236	784,999	423,872
Realized and Unrealized
Gain (Loss) on Investments	7,584,795	(698,244)	1,236,213

Net Increase (Decrease) in
Net Assets from Operations	$7,615,771	$(884,785)	$1,192,128

(1)	Net of $816 in dividend withholding tax for the Opportunities Fund.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
From Operations
Net investment income	$30,976	$259,552
Net realized gain (loss) from:
Investments	14,936,822	26,250,576
Short transactions	(4,635,905)	(5,198,534)
Change in net unrealized
appreciation (depreciation) on:
Investments	(5,168,358)	2,548,707
Short transactions	2,452,236	(1,960,431)
Net increase in net assets from operations	7,615,771	21,899,870

From Distributions
Net investment income – Institutional Class	(219,037)	(1,185,521)
Net investment income – Investment Class(1)	—	(24,153)
Net realized gain on investments –
Institutional Class	(16,133,764)	(4,226,829)
Net realized gain on investments –
Investment Class(1)	—	(139,053)
Net decrease in net assets resulting
from distributions paid	(16,352,801)	(5,575,556)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	4,903,479	14,370,696
Proceeds from shares sold – Investment Class(1)	—	91,813
Proceeds from exchange of Investment Class(1)	—	3,788,824
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	12,291,992	4,037,834
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class(1)	—	154,592
Payments for shares redeemed – Institutional Class	(19,852,733)	(35,807,761)
Payments for shares redeemed –
Investment Class(1)	—	(660,570)
Payments for exchange to Institutional Class(1)	—	(3,788,824)
Net decrease in net assets from capital
share transactions	(2,657,262)	(17,813,396)

Total Decrease In Net Assets	(11,394,292)	(1,489,082)

Net Assets
Beginning of period	128,565,274	130,054,356
End of period	$117,170,982	$128,565,274

Accumulated Undistributed Net Investment Income	$30,978	$219,039

(1)	The Investment Class shares converted to Institutional Class shares on March 27, 2017. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2018	Year Ended
	(Unaudited)	November 30, 2017
From Operations
Net investment loss	$(186,541)	$(452,015)
Net realized gain (loss) from:
Investments	9,287,106	17,615,411
Short transactions	(3,513,889)	(4,479,068)
Change in net unrealized
appreciation (depreciation) on:
Investments	(7,256,460)	(2,023,861)
Short transactions	784,999	(110,460)
Net increase (decrease) in net
assets from operations	(884,785)	10,550,007

From Distributions
Net realized gain on investments –
Institutional Class	(7,815,655)	—
Net decrease in net assets resulting
from distributions paid	(7,815,655)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	1,156,584	7,409,537
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	6,789,789	—
Payments for shares redeemed –
Institutional Class	(21,156,992)	(27,061,203)
Net decrease in net assets from capital
share transactions	(13,210,619)	(19,651,666)

Total Decrease In Net Assets	(21,911,059)	(9,101,659)

Net Assets
Beginning of period	68,888,385	77,990,044
End of period	$46,977,326	$68,888,385

Accumulated Undistributed Net Investment Loss	$(186,541)	$—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017
From Operations
Net investment loss	$(44,085)	$(117,948)
Net realized gain (loss) from:
Investments	800,863	3,044,937
Short transactions	(981,591)	(3,506,777)
Change in net unrealized appreciation on:
Investments	993,069	907,635
Short transactions	423,872	595,967
Net increase in net assets from operations	1,192,128	923,814

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	34,268,618	7,506,103
Payments for shares redeemed –
Institutional Class	(2,222,664)	(2,677,366)
Net increase in net assets from capital
share transactions	32,045,954	4,828,737

Total Increase In Net Assets	33,238,082	5,752,551

Net Assets
Beginning of period	22,624,294	16,871,743
End of period	$55,862,376	$22,624,294

Accumulated Undistributed Net Investment Loss	$(44,085)	$—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Period Ended May 31, 2018 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net
assets resulting from operations	$7,615,771	$(884,785)	$1,192,128
Adjustments to reconcile net increase in net
assets from operations to net cash used in
operating activities:
Purchases of investments	(162,749,143)	(121,954,782)	(66,821,002)
Investments purchased with
proceeds from securities lending, net	1,166,410	2,174,249	(447,560)
Purchases of short-term investments, net	(481,752)	79,887	(119,966)
Proceeds from sales of
long-term investments	189,456,351	154,086,760	35,185,140
Return of capital distributions received
from underlying investments	55,247	(4,017)	(4,193)
(Increase) Decrease in dividends
and interest receivable	(1,596)	31,561	(66,557)
Increase in deposits at broker for short sales	(4,176,435)	(1,202,802)	(25,225,148)
(Increase) Decrease in receivable
for investment securities sold	(29,162,425)	(15,597,597)	10,356,047
(Increase) Decrease in receivable
for securities lending	540	7,027	(211)
Increase in receivable from broker	—	—	(10,927)
(Increase) Decrease in prepaid expenses
and other assets	2,385	4,594	(6,935)
Proceeds from securities sold short	85,918,537	46,890,492	53,699,218
Purchases to cover securities sold short	(87,849,713)	(57,873,402)	(28,819,078)
Increase (Decrease) in payable
for investment securities purchased	28,029,352	15,440,444	(9,755,205)
Increase in payable to custodian	—	32,000	—
Increase (Decrease) in payable for
collateral on securities loaned	(1,166,410)	(2,174,249)	447,560
Increase (Decrease) in dividends
payable on short positions	(35,233)	1,776	15,135
Decrease in payable to broker	(833)	(569)	—
Increase (Decrease) in payable to Adviser	(3,230)	(12,597)	35,282
Decrease in accrued expenses and other
liabilities and expenses payable	(14,828)	(14,644)	(29,613)
Unrealized depreciation/(appreciation)
on investments	5,168,358	7,256,460	(993,069)
Unrealized appreciation on short transactions	(2,452,236)	(784,999)	(423,872)
Net realized gain on investments	(14,936,822)	(9,287,106)	(800,863)
Net realized loss on short transactions	4,635,905	3,513,889	981,591
Net cash provided/(used)
in operating activities	19,018,200	19,727,590	(31,612,098)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Period Ended May 31, 2018 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$4,903,479	$1,161,584	$33,835,618
Payment on shares redeemed	(19,860,870)	(19,862,886)	(2,223,520)
Cash distributions paid to shareholders	(4,060,809)	(1,025,866)	—
Net cash provided (used) by
financing activities	(19,018,200)	(19,727,168)	31,612,098
Net change in cash	$—	$422	$—

CASH:
Beginning Balance	—	—	—
Ending Balance	$—	$422	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	305,997	203,165	—
Non-cash financing activities –
distributions reinvested	12,291,992	6,789,789	—
Non-cash financing activities –
increase (decrease) in receivable for
Fund shares sold	—	(5,000)	433,000
Non-cash financing activities –
increase (decrease) in payable for
Fund shares redeemed	8,137	(1,294,106)	856

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2018
(Unaudited)
Net Asset Value, Beginning of Period	$21.03

Income from investment operations:
Net investment income(1)	0.01
Net realized and unrealized gain on investments	1.19
Total from investment operations	1.20

Less distributions paid:
From net investment income	(0.04)
From net realized gains	(2.64)
Total distributions paid	(2.68)

Net Asset Value, End of Period	$19.55

Total Return(2)	6.17%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$117,171
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(3)	2.23%
After waiver, expense reimbursement and recoupments(3)	2.23%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments	0.05%
After waiver, expense reimbursement and recoupments	0.05%
Portfolio turnover rate(4)	96.18%

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.27% and 1.27%, 1.28% and 1.28%, 1.31% and 1.31%, 1.26% and 1.26%, 1.24% and 1.24%, and 1.28% and 1.31% for the periods ended May 31, 2018, November 30, 2017, November 30, 2016, November 30, 2015, November 30, 2014, and November 30, 2013, respectively.

(4)	Not annualized for periods less than a full year.
(5)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2017	2016	2015	2014	2013
$18.47	$18.63	$18.11	$17.65	$13.97

0.04	0.11	0.04	0.02	0.11
3.32	0.93	0.53	2.02	4.18
3.36	1.04	0.57	2.04	4.29

(0.18)	(0.07)	(0.05)	(0.09)	(0.07)
(0.62)	(1.13)	—	(1.49)	(0.54)
(0.80)	(1.20)	(0.05)	(1.58)	(0.61)

$21.03	$18.47	$18.63	$18.11	$17.65

18.81%	6.04%	3.15%	12.18%	31.90%

$128,565	$125,815	$225,867	$316,621	$276,054

2.11%	2.21%	2.24%	2.24%	2.21%
2.11%	2.21%	2.24%	2.24%	2.23%

0.20%	0.65%	0.24%	0.15%	0.70%
0.20%	0.65%	0.24%	0.15%	0.68%
214.61%	260.81%	251.00%	267.84%	247.67	%(5)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Period

Total Return(4)(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)(7)
After waiver and expense reimbursement(6)(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(7)
After waiver and expense reimbursement(7)
Portfolio turnover rate(5)

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than a full year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.37% and 1.37%, 1.34% and 1.34%, 1.36% and 1.36%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended May 31, 2018, November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014, respectively.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended
May 31, 2018	Year Ended November 30,
(Unaudited)	2017	2016	2015	2014(1)
$13.74	$11.82	$11.04	$10.63	$10.00

(0.04)	(0.08)	0.01	(0.11)	(0.10)
(0.14)	2.00	0.87	0.52	0.73
(0.18)	1.92	0.88	0.41	0.63

—	—	—	—	(0.00	)(3)
(1.56)	—	(0.10)	—	0.00
(1.56)	—	(0.10)	—	—

$12.00	$13.74	$11.82	$11.04	$10.63

(1.54)%	16.24%	8.11%	3.76%	6.34%

$46,977	$68,888	$77,990	$85,536	$69,026

2.62%	2.35%	2.57%	2.63%	2.69%
2.62%	2.35%	2.57%	2.63%	2.69%

(0.61)%	(0.63)%	0.12%	(0.99)%	(1.02)%
(0.61)%	(0.63)%	0.12%	(0.99)%	(1.02)%
140.99%	262.18%	316.15%	319.97%	281.92%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	May 31, 2018	November 30,	November 30,
	(Unaudited)	2017	2016(1)
Net Asset Value,
Beginning of Period	$10.74	$10.30	$10.00

Income from investment operations:
Net investment loss(2)	(0.01)	(0.06)	(0.07)
Net realized and unrealized
gain on investments	0.46	0.50	0.37
Total from investment operations	0.45	0.44	0.30

Net Asset Value, End of Period	$11.19	$10.74	$10.30

Total Return(3)(4)	4.09%	4.37%	3.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$55,862	$22,624	$16,872
Ratio of expenses to average net assets:
Before waiver, expense reimbursement
and recoupment(5)(6)	2.58%	2.88%	4.27%
After waiver, expense reimbursement
and recoupment(5)(6)	2.59%	2.47%	3.26%
Ratio of net investment loss
to average net assets:
Before waiver, expense reimbursement
and recoupment(6)	(0.25)%	(0.96)%	(1.92)%
After waiver, expense reimbursement
and recoupment(6)	(0.26)%	(0.55)%	(0.91)%
Portfolio turnover rate(4)	96.54%	262.19%	218.04%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupment and after waiver, expense reimbursement and recoupment ratios excluding dividends on short positions, interest and broker expenses were 1.49% and 1.50%, 1.91% and 1.50%, 2.51% and 1.50% for the periods ended May 31, 2018, November 30, 2017 and November 30, 2016, respectively.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Core Plus Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  Effective February 27, 2017 the Convergence Core Plus Fund ceased offering its Investment Class shares and the remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.  Effective January 25, 2018 the Convergence Core Plus Fund’s Investor Class shares were permanently closed.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  The Convergence Market Neutral Fund became effective January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.  In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2018:

Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$154,153,429	$—	$—	$154,153,429
Real Estate
Investment Trusts	4,101,959	—	—	4,101,959
Investments Purchased
with Proceeds from
Securities Lending	1,272,000	—	—	1,272,000
Short-Term Investments	594,756	—	—	594,756
Total Assets	$160,122,144	$—	$—	$160,122,144
Liabilities:
Securities Sold Short
Common Stocks	$(51,511,793)	$—	$—	$(51,511,793)
Real Estate
Investment Trusts	(3,736,057)	—	—	(3,736,057)
Total Securities Sold Short	$(55,247,850)	$—	$—	$(55,247,850)
Total Liabilities	$(55,247,850)	$—	$—	$(55,247,850)
Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$63,408,895	$—	$—	$63,408,895
Real Estate
Investment Trusts	2,224,343	—	—	2,224,343
Investments Purchased
with Proceeds from
Securities Lending	529,310	—	—	529,310
Total Assets	$66,162,548	$—	$—	$66,162,548
Liabilities:
Securities Sold Short
Common Stocks	$(19,122,680)	$—	$—	$(19,122,680)
Real Estate
Investment Trusts	(1,785,664)	—	—	(1,785,664)
Total Securities Sold Short	$(20,908,344)	$—	$—	$(20,908,344)
Total Liabilities	$(20,908,344)	$—	$—	$(20,908,344)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$54,038,802	$—	$—	$54,038,802
Real Estate
Investment Trusts	3,911,325	—	—	3,911,325
Investments Purchased
with Proceeds from
Securities Lending	447,560	—	—	447,560
Short-Term Investments	414,789	—	—	414,789
Total Assets	$58,812,476	$—	$—	$58,812,476

Liabilities:
Securities Sold Short
Common Stocks	$(40,319,694)	$—	$—	$(40,319,694)
Real Estate
Investment Trusts	(4,318,497)	—	—	(4,318,497)
Total Securities Sold Short	$(44,638,191)	$—	$—	$(44,638,191)
Total Liabilities	$(44,638,191)	$—	$—	$(44,638,191)

(1)	See the Schedule of Investments for industry classifications.

The Funds did not hold any investments during the period ended May 31, 2018 with significant unobservable inputs which would be classified as Level 3.  During the period ended May 31, 2018, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold financial derivative instruments during the reporting period.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended May 31, 2018, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(h) Allocation of Income, Expenses and Gains/Losses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (REITs) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2017 and November 30, 2016 was as follows:

Convergence Core Plus Fund
	November 30, 2017	November 30, 2016
Ordinary Income	$5,240,678	$838,226
Long-Term Capital Gain	$334,878	$14,118,911

Convergence Opportunities Fund
	November 30, 2017	November 30, 2016
Long-Term Capital Gain	$—	$785,835

The Convergence Core Plus Fund and Convergence Opportunities Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2017.  The Convergence Core Plus Fund and Convergence Opportunities Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

the dividend paid deduction. The amounts designated as gain for the fiscal years ended November 30, 2017 and 2016 were as follows:

Convergence Core Plus Fund
	November 30, 2017	November 30, 2016
Long-term	$4,521,695	$8,494,488

Convergence Opportunities Fund
	November 30, 2017	November 30, 2016
Long-term	$2,808,716	$—

As of November 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$145,460,209	$83,858,231	$21,731,787
Gross tax unrealized appreciation	$36,330,254	$16,849,712	$4,045,372
Gross tax unrealized depreciation	(4,130,754)	(2,794,583)	(1,315,071)
Net tax unrealized appreciation	32,199,500	14,055,129	2,730,301
Undistributed ordinary income	8,735,788	6,149,021	—
Undistributed long-term capital gain	7,618,545	1,670,938	—
Total distributable earnings	16,354,333	7,819,959	—
Other accumulated gains/losses	(1,826)	(4,390)	(970,892)
Total accumulated gains	$48,552,007	$21,870,698	$1,759,409

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and straddle adjustments for the Funds.

At November 30, 2017, the Convergence Market Neutral Fund had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Convergence Market Neutral Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2017.

Short-Term
Convergence Market Neutral Fund	$970,892

During the year ended November 30, 2017, the Convergence Opportunities Fund utilized short-term capital loss carryovers of $1,567,262.

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses and equalization by the

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$86,066	$452,015	$117,948
Accumulated Undistributed Net
Realized Gain/(Loss)	$(4,608,757)	$(3,257,176)	$(21,306)
Paid-In Capital	$4,522,691	$2,805,161	$(96,642)

Such adjustments were attributed to the reclassification of net investment loss, distribution adjustments and the usage of equalization for tax purposes.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Core Plus Fund
Institutional Class	March 31, 2019	1.50%
Convergence Opportunities Fund
Institutional Class	March 31, 2019	1.50%
Convergence Market Neutral Fund
Institutional Class	March 31, 2019	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement. During the six months ended May 31, 2018, expenses of $1,794 previously waived by the Adviser were recouped by the Adviser for the Market Neutral Fund.  As of the date of this report, there were no prior waivers or reimbursements subject to recoupment from the Convergence Core Plus Fund and Convergence Opportunities Fund.  The following table details the remaining waived or reimbursed expenses for the Convergence Market Neutral Fund subject to potential recovery expiring by:

November 30, 2019	109,913
November 30, 2020	85,383

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended May 31, 2018, and owed as of May 31, 2018 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$78,579	$24,966
Convergence Opportunities Fund	$41,945	$12,256
Convergence Market Neutral Fund	$28,797	$5,010

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended May 31, 2018, and owed as of May 31, 2018 are as follows:

Fund Accounting	Incurred	Owed
Convergence Core Plus Fund	$4,899	$1,686
Convergence Opportunities Fund	$5,075	$1,824
Convergence Market Neutral Fund	$4,826	$1,587

Transfer Agency	Incurred	Owed
Convergence Core Plus Fund	$26,127	$9,791
Convergence Opportunities Fund	$15,892	$5,542
Convergence Market Neutral Fund	$8,398	$2,632

Custody	Incurred	Owed
Convergence Core Plus Fund	$9,859	$4,130
Convergence Opportunities Fund	$8,183	$3,258
Convergence Market Neutral Fund	$5,193	$824

Certain Funds have a line of credit with US Bank (see Note 9).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

The Funds have entered into a securities lending agreement with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2018, and owed as of May 31, 2018 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$4,993	$1,631
Convergence Opportunities Fund	$4,993	$1,628
Convergence Market Neutral Fund	$4,993	$1,628

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Core Plus Fund – Institutional Class
	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	247,431	762,420
Shares reinvested	652,095	219,686
Shares exchanged from Investment Class	—	207,990	(1)
Shares redeemed	(1,017,156)	(1,891,195)
Net decrease	(117,630)	(701,099)

Convergence Core Plus Fund – Investment Class
	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	—	4,921
Shares reinvested	—	8,425
Shares exchanged to Institutional Class	—	(208,407	)(1)
Shares redeemed	—	(35,575)
Net decrease	—	(230,636)

(1)	The Investment Class shares converted to Institutional Class shares on March 27, 2017.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Convergence Opportunities Fund – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	93,521	599,029
Shares reinvested	554,268	—
Shares redeemed	(1,746,296)	(2,184,554)
Net decrease	(1,098,507)	(1,585,525)

Convergence Market Neutral Fund – Institutional Class

	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	3,088,410	724,872
Shares reinvested	—	—
Shares redeemed	(200,920)	(257,316)
Net increase	2,887,490	467,556

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities transferred in-kind disclosed below, and securities sold short, for the Funds for the period ended May 31, 2018 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence	Convergence	Convergence
	Core Plus Fund	Opportunities Fund	Market Neutral Fund
Purchases	$162,749,143	$121,954,782	$66,821,002
Sales	$189,456,351	$154,086,760	$35,185,140

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2018, National Financial Services, LLC, for the benefit of others, held 56.27% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At May 31, 2018, National Financial Services, LLC, for the benefit of others, held 94.97% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.  At May 31, 2018, National Financial Services, LLC, for the benefit of others, held 47.35% of the Convergence Market Neutral Fund’s outstanding Institutional Class shares.

(9)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which both mature on August 10, 2018. These unsecured lines of credit are intended to provide short-term financing, if

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

necessary and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 4.25% from December 1, 2017 through December 13, 2017, 4.50% from December 14, 2017 through March 21, 2018, and 4.75% thereafter.  The Convergence Opportunities Fund had loans of $32,000 outstanding as of May 31, 2018.  The Convergence Core Plus Fund had no loans outstanding as of May 31, 2018.  The following table provides information regarding usage of the lines of credit for the period ended May 31, 2018.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	22	$200,955	$570	$367,000	1/5/2018
Convergence
Opportunities Fund	29	$112,931	$420	$508,000	5/17/2018

*	Interest expense is included within interest and broker expenses on the Statements of Operations.

The Convergence Market Neutral Fund does not have a line of credit.

(10)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian US Bank, a Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

As of May 31, 2018, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Market Value of	Value of
	Securities on Loan	Collateral
Convergence Core Plus Fund	$1,199,814	$1,272,000
Convergence Opportunities Fund	508,567	529,310
Convergence Market Neutral Fund	422,161	447,560

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of May 31, 2018. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2017, the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund designated 68.71%, 0.00% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2017, 71.19%, 0.00% and 0.00% of dividends paid from net ordinary income for the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

For the fiscal year ended November 30, 2017, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Convergence Core Plus Fund	77.38%
Convergence Opportunities Fund	0.00%
Convergence Market Neutral Fund	0.00%

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette	(an open-end
				University	investment
				(2004–present);	company with
				Chair, Department	three
				of Accounting,	portfolios).
Marquette
University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	30	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
three
portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	30	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company with
				Officer (“CCO”),	one portfolio)
				Granite Capital	(2010–2016);
				International Group,	Independent
				L.P. (an investment	Manager,
				management firm)	Ramius IDF
				(1994–2011).	fund complex
(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President	Trustee,
615 E. Michigan St.	and	Term; Since		(2017–present);	Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present); Executive	company)
				Vice President,	(2003–2017);
				U.S. Bancorp	Trustee, USA
				Fund Services,	MUTUALS
				LLC (1994–2017).	(an open-end
investment
company)
(2001–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Effective		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp
Year of Birth: 1985	Vice	2017		Fund Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and
CCO, Heartland
Group, Inc.
(May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance
Counsel (2013–
2015), Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29,		Bancorp Fund
Year of Birth: 1981		2015		Services, LLC
(2012–present).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 3, 2017.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  8/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date   8/2/2018

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date   8/2/2018

* Print the name and title of each signing officer under his or her signature.